UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2016 to November 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
November 30, 2016
Classes A, I and R6
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Voya Target In-Retirement Fund
(formerly, Voya In-Retirement Fund)

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Voya Target Retirement 2020 Fund

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Voya Target Retirement 2025 Fund

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Voya Target Retirement 2030 Fund

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Voya Target Retirement 2035 Fund

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Voya Target Retirement 2040 Fund

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Voya Target Retirement 2045 Fund

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Voya Target Retirement 2050 Fund

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Voya Target Retirement 2055 Fund

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Voya Target Retirement 2060 Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Ringing out the Old, Ringing in the New
Dear Shareholder,
As 2016 comes to a close, we would like to look ahead to what should be another eventful year in 2017. With U.S. President Donald Trump sworn into office on January 20th, changes are most certainly on the horizon. We believe expectations of tax cuts, deregulation and fiscal policy could result in near-term acceleration of economic growth in the United States. This acceleration will likely lead to improved corporate revenues and earnings; nevertheless, subdued productivity and consumers’ reluctance to borrow could continue to limit potential growth. While we expect near-term global inflationary pressures to keep building, demographics and the persistent savings glut should keep inflation expectations contained over the long term.
As expected, the U.S. Federal Reserve Board (“Fed”) voted to increase interest rates at its December meeting. Chairwoman Janet Yellen detailed the Fed’s plan for 2017, projecting increased economic growth and highlighting the possibility of three rate hikes for the year ahead. We believe the Fed will maintain its cautious pace of rate normalization, guided by market expectations. Globally, near-term economic progress and easier fiscal policies should reduce the need to rely so heavily upon monetary policy.
Political uncertainty persists in this post-election world, and we believe the move away from unconventional monetary policy is likely to also increase volatility. True to our philosophy, we believe that investors should remain vigilant — and that a globally diversified portfolio represents the best way to navigate the changing landscape of 2017. Before taking any action that could impact your long-term potential for investment success, thoroughly discuss personal circumstances and possible actions with your financial advisor.
We seek to remain a reliable partner committed to reliable investing, helping you and your financial advisor to achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
December 21, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended November 30, 2016

As our fiscal year commenced the prices of risky assets were in their fourth month of recovery after intensifying global concerns had driven them down into February. The U.S. Federal Open Market Committee (“FOMC”) had started raising interest rates in December with the prospect of more to come in 2016 despite sluggish economic progress. It was worse in the rest of the developed world where negative bond yields were increasingly common.
China was an ongoing concern with declining growth, policy missteps and ballooning debt. Energy and commodities prices were falling, adding to deflationary pressures.
Many indices seemed to reach their nadir on February 11 before rebounding, with no specific catalyst evident. From then to the end of May, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, had reclaimed nearly 14%. With much turmoil along the way, the Index managed to rise a further 5.40% in the first half of the fiscal year. (The Index returned 3.15% for the six-month period ended November 30, 2016, measured in U.S. dollars.)
Early in the period there were still many who doubted the sustainability of the rebound in asset prices. Yet by the end of May, the domestic economy was delivering some more encouraging data. FOMC officials started talking about two to three rate increases in 2016, as the faint growth in U.S. gross domestic product (“GDP”) in late 2015 and early 2016 would soon improve and employment was nearly full.
A surprisingly weak U.S. employment report on June 3 put paid to a rate increase that month. But worse was to come. On June 23, the British electorate unexpectedly voted to leave the European Union (“EU”). The strident voices of anti-globalization in other EU countries were sure to demand their own referendum. The potential disintegration of the world’s largest trading bloc had alarming implications for global demand and investment. Yet an initial 6% drop in the Index was mostly reversed by month end.
Indeed, the prices of risk assets resumed their recovery; the Index rose 4.56% in the two months through August. Two strong employment reports took the unemployment rate below 4.9%. Core inflation was holding above 2%. Slim second quarter annualized GDP growth of just 1.1% concealed real final sales growth of 2.4%. By the end of August, Federal Reserve Vice Chair Stanley Fischer was again warning of two interest rate increases before year end. In the event the FOMC did not act in September in the wake of a less strong employment report and listless purchasing managers’ indices, but gave a broad hint that they would do so in December.
By the end of October, one notable trend was the increase in government bond yields. There were various reasons. In the U.S. an interest rate hike in December was an increasingly likely prospect, not dimmed by GDP growth for the third quarter of 2016 reported at 2.9%. In the euro zone, it was feared that the European Central Bank was about to “taper” its bond buying. In the U.K., the weakening pound made government bonds less attractive.
But this and other market trends were thrown into disarray when on November 8, a new U.S. President was unexpectedly elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having stumbled for two months the Index danced 2.63% higher in November. But the music had changed. The platform was seen as reflationary and inflationary in the U.S. The yield curve rose and steepened faster than ever. This and the prospect of lighter regulation benefited banks. The promised infrastructure spending boosted sectors like industrials, energy and materials. However, sectors that had been “bond surrogates” like utilities and consumer staples suffered. The technology sector, on which the net effect was unclear, was barely changed.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) lost 0.92% in the fiscal half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index fell 1.89%, but its long-term subsector slid 6.08% as the yield curve steepened. Indices of riskier classes generally outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index edged up 0.09%; the more equity- Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) added 6.43%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 6.01% over the six-months, more than half in November. The strongest sectors were financials and industrials, returning 17.99% and 12.18% respectively, roughly three quarters of it in November. Weakest were utilities and health care, which returned -3.20% and -2.82%. S&P 500® companies’ earnings per share were set to record a 3% year-over-year increase in the third quarter of 2016 after five straight year-over-year declines.
In currencies the dollar was boosted by developments in November and on a trade-weighted basis reached a 14-year high. The dollar gained 5.13% against the euro, 3.37% against the yen and 15.79% on the pound, although in the latter case it was primarily due to Britain’s vote to leave the EU.
In international markets, the MSCI Japan® Index rose 7.61%, mostly in November as the yen resumed its fall, improving the value of non-yen export earnings. The MSCI Europe ex UK® Index lost just 0.23%, the balance of larger effects: materials gained over 11% and made the largest contribution while health care lost over 9% and made the largest negative contribution. The MSCI UK® Index climbed 11.14%, its big multinational members like HSBC, Shell and Glencore benefiting from the weaker pound, the currency in which their substantial overseas earnings would be reported.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index,
S&P Target Date 2025 Index,
S&P Target Date 2030 Index,
S&P Target Date 2035 Index,
S&P Target Date 2040 Index,
S&P Target Date 2045 Index,
S&P Target Date 2050 Index and
S&P Target Date 2055+ Index	Each seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and beyond 2055 retirement horizon, respectively.

Voya Target Retirement Funds	Portfolio Managers’ Report

The Voya Target Retirement Funds consist of Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund and Voya Target In-Retirement Fund* (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective** by investing in a combination of other Funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, CFA and Chief Investment Officer, Jody Hrazanek and Halvard Kvaale, CIMA, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.
The Funds seek to achieve their investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya Target In-Retirement Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches the target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
Portfolio Specifics: For the six-month period ended November 30, 2016, all of the Funds’ Class I shares provided total returns that underperformed their target strategic allocation benchmarks. In addition, the Funds, excluding Voya Target In-Retirement Fund, underperformed their benchmarks, the S&P Target Date Indices, for the six-month period.
For the six-month period ending November 30, 2016, Underlying Fund performance contributed to performance gross of fees and expenses. The Underlying Funds with top performance relative to their benchmark include Voya Global Bond Fund, Voya Intermediate Bond Fund and Voya Corporate Leaders® 100 Fund. Underlying Funds with worst performance relative to their benchmark include Voya MidCap Opportunities Fund, Voya Global Real Estate Fund and Voya Large-Cap Growth Fund.
Asset Allocation: We made a number of asset allocation moves over the period. At the beginning of the period, the mid and near-dated Funds were overweight U.S. large cap equities, funded by underweight positions in core U.S. fixed income and high yield.
In early June, the Funds enacted a modest overweight to commodities offset by an underweight to core bonds. At the time of the trade, we believed the global oil market would likely move to a balanced state in 2017 as demand continues to rise faster than production. In addition, commodities should benefit from continued global growth and U.S. Federal Reserve Board (“Fed”) driven U.S. dollar weakness.
In mid-June, we shifted a portion of our U.S. large cap position into U.S. mid cap. This trade was a reflection of our view that U.S. consumer spending will drive U.S. outperformance relative to the global equity markets. Given that U.S. large cap corporations have greater exposure to international markets than do their mid cap counterparts, this trade provided the Funds with greater exposure to the U.S. growth story without having incurred a meaningful increase in tracking error compared to their relative benchmarks. In addition, at the time of the trade, we believed U.S. mid cap provided greater protection from the possibility of a vote in the British referendum to secede from the European Union (“Brexit”). At the end of June, in response to the financial shock and uncertainty surrounding the passing of Brexit, we reduced volatility throughout the Funds by selling U.S. large cap into cash.
In July, the Funds purchased U.S. large cap equities with cash, directly reversing the risk-reduction trade implemented in June as a response to Brexit. Support for this trade included a strong June payroll report and improved fundamental and technical indicators. Also in July, duration was increased across the near and mid-dated Funds by purchasing long-term U.S. Treasury bonds and selling short duration bonds. The pursuit of yield from investors has increased demand for U.S. Treasuries given its positive yielding bond market and high credit rating. At the time, we believed odds of a rate hike were relatively low, but still expected U.S. policy to tighten versus other major central banks, which increases the value of the U.S. dollar and, subsequently, the demand for its bonds.
In August, the Funds enacted a modest overweight to emerging markets equities offset by selling high yield or U.S. large cap in Funds where high yield was unavailable. In October, we further increased the emerging markets overweight by selling core U.S. fixed income. We believed emerging market equities were making a meaningful turnaround after prolonged underperformance relative to domestic markets since 2011. Increased acceleration of industrial production combined with the easing of financial market conditions were also positive for the asset class.

Portfolio Managers’ Report	Voya Target Retirement Funds

In November, the mid-dated Funds purchased long-dated Treasuries and sold short-term bonds in response to a substantial selloff off long-dated U.S. Treasuries. The Funds also closed the mid-cap overweight enacted in June after meaningful gains in mid-cap leading into and after the U.S. elections. At the end of the month, the Funds removed its overweight to emerging markets equities as it faces headwinds from continued U.S. dollar strength and the uncertainty of the Trump administration’s stance on trade.
Overall, short term asset allocation moves had a negative impact on performance during this six-month period.
Current Strategy and Outlook: With the S&P 500® index gaining 20.6% from its February lows, it’s natural to wonder just how much further can the rally run? We think quite a bit longer, as only over the past two weeks have we started to see any meaningful net inflows to equities, and because the rotation into the sectors that have struggled the most this year, specifically financials, materials and industrials, has just started to get investors’ attention. We are mindful that the S&P 500® trading at 17.5 times forward earnings does not leave much cushion for disappointment on the earnings front, but believe that policy can deliver on the growth side with lower corporate taxes and more favorable treatment of corporate overseas earnings. It is not an outcome without risk, as there are very serious agenda items that include some modicum of protectionism and trade tariffs; these demand to be paid attention to going forward, and we believe could be a shock to growth if fully implemented.
The bond market is in a very different place from equities. For most of this year, U.S. and global fixed income asset classes have delivered the lion’s share of returns in many multi-asset strategies, evident in year-to-date gains as U.S. high yield, up 14.6%, has outpaced the 9.9% gain for the S&P 500® index. Since mid-October, however, yields have climbed unabatedly and have now for the most part wiped out any gains for 10-year U.S. Treasuries so far this year. The incoming administration’s focus on fiscal stimulus and raising debt levels, coupled with the Fed’s willingness to run a hotter economy, has pushed up inflation expectations and the premium investors demand to own U.S. debt. Rising bond yields aren’t necessarily a bad thing; they help underfunded pension plans and allow individuals to gain greater sources of income, but bond yields rising too far too fast can cause indigestion for equities as a competing asset class. Our estimates show that bonds are still expensive, but getting more interesting, and we believe that equities can withstand a 10-year U.S. Treasury yield up to 2.75% before being negatively affected.

*
Prior to September 30, 2016, this Fund was known as the Voya In-Retirement Fund.

**
Please see the Prospectus for each Fund’s respective investment objective.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Voya Target Retirement Funds	Portfolio Managers’ Report

Average Total Returns for the Six-Month Period Ended November 30, 2016
Voya Target In-Retirement Fund, Class I	1.34%
S&P Target Date Retirement Income Index	1.26%
Voya Target Retirement 2020 Fund, Class I	2.04%
S&P Target Date 2020 Index	2.68%
Voya Target Retirement 2025 Fund, Class I	2.59%
S&P Target Date 2025 Index	3.08%
Voya Target Retirement 2030 Fund, Class I	3.14%
S&P Target Date 2030 Index	3.44%
Voya Target Retirement 2035 Fund, Class I	3.55%
S&P Target Date 2035 Index	3.79%
Voya Target Retirement 2040 Fund, Class I	3.89%
S&P Target Date 2040 Index	4.06%
Voya Target Retirement 2045 Fund, Class I	3.86%
S&P Target Date 2045 Index	4.30%
Voya Target Retirement 2050 Fund, Class I	3.86%
S&P Target Date 2050 Index	4.48%
Voya Target Retirement 2055 Fund, Class I	3.86%
S&P Target Date 2055+ Index	4.64%
Voya Target Retirement 2060 Fund, Class I	3.90%
S&P Target Date 2055+ Index	4.64%

Target Asset Allocation(1)
	In-Retirement	2020	2025	2030	2035	2040	2045	2050	2055	2060
U.S. Large Blend	14.0%	20.0%	21.0%	26.5%	29.0%	29.0%	28.0%	28.0%	29.0%	29.0%
U.S. Large Growth	5.0%	7.0%	7.5%	8.8%	9.5%	10.0%	11.0%	11.0%	11.5%	11.5%
U.S. Large Value	7.0%	7.0%	7.5%	8.7%	7.5%	8.0%	9.0%	9.0%	9.5%	9.5%
U.S. Mid Cap Blend	3.0%	5.0%	7.0%	7.0%	7.0%	10.0%	11.0%	11.0%	11.0%	11.0%
U.S. Small Cap	—	2.0%	3.0%	3.0%	3.0%	4.0%	4.0%	4.0%	4.0%	4.0%
International	5.0%	11.0%	14.0%	15.0%	19.0%	19.0%	21.0%	21.0%	21.0%	21.0%
Emerging Markets	—	—	3.0%	4.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
U.S. Real Estate	1.0%	1.0%	1.0%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Global Real Estate	1.0%	1.0%	1.0%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Commodities	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Core Fixed Income	32.5%	19.5%	16.5%	11.5%	6.8%	5.5%	2.8%	2.8%	2.8%	2.8%
High Yield	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	—	—	—	—
Senior Debt	5.0%	5.0%	5.0%	5.0%	5.0%	2.0%	1.7%	1.7%	—	—
International Bonds	6.0%	6.0%	6.0%	—	—	—	—	—	—	—
TIPS	9.0%	7.0%	—	—	—	—	—	—	—	—
Short Duration	7.0%	4.2%	2.2%	1.2%	—	—	—	—	—	—
Long Govt Bonds	1.0%	0.8%	1.8%	2.8%	0.7%	—	1.0%	1.0%	0.7%	0.7%
Total Equity	37.5%	55.5%	66.5%	77.5%	85.5%	90.5%	94.5%	94.5%	96.5%	96.5%
Total Fixed Income	62.5%	44.5%	33.5%	22.5%	14.5%	9.5%	5.5%	5.5%	3.5%	3.5%
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(1)
Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2016**	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2016**
Voya Target In-Retirement Fund
Class A	$1,000.00	$1,011.50	0.54%	$2.72	$1,000.00	$1,022.36	0.54%	$2.74
Class I	1,000.00	1,013.40	0.26	1.31	1,000.00	1,023.76	0.26	1.32
Class R6	1,000.00	1,013.40	0.24	1.21	1,000.00	1,023.87	0.24	1.22
Voya Target Retirement 2020 Fund
Class A	$1,000.00	$1,019.50	0.48%	$2.43	$1,000.00	$1,022.66	0.48%	$2.43
Class I	1,000.00	1,020.40	0.20	1.01	1,000.00	1,024.07	0.20	1.01
Class R6	1,000.00	1,021.40	0.18	0.91	1,000.00	1,024.17	0.18	0.91
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$1,024.10	0.42%	$2.13	$1,000.00	$1,022.96	0.42%	$2.13
Class I	1,000.00	1,025.90	0.17	0.86	1,000.00	1,024.22	0.17	0.86
Class R6	1,000.00	1,025.90	0.12	0.61	1,000.00	1,024.47	0.12	0.61
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$1,029.60	0.44%	$2.24	$1,000.00	$1,022.86	0.44%	$2.23
Class I	1,000.00	1,031.40	0.19	0.97	1,000.00	1,024.12	0.19	0.96
Class R6	1,000.00	1,031.40	0.14	0.71	1,000.00	1,024.37	0.14	0.71

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2016**	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2016**
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$1,033.70	0.39%	$1.99	$1,000.00	$1,023.11	0.39%	$1.98
Class I	1,000.00	1,035.50	0.16	0.82	1,000.00	1,024.27	0.16	0.81
Class R6	1,000.00	1,035.50	0.11	0.56	1,000.00	1,024.52	0.11	0.56
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$1,038.10	0.38%	$1.94	$1,000.00	$1,023.16	0.38%	$1.93
Class I	1,000.00	1,038.90	0.16	0.82	1,000.00	1,024.27	0.16	0.81
Class R6	1,000.00	1,039.00	0.11	0.56	1,000.00	1,024.52	0.11	0.56
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$1,037.80	0.40%	$2.04	$1,000.00	$1,023.06	0.40%	$2.03
Class I	1,000.00	1,038.60	0.16	0.82	1,000.00	1,024.27	0.16	0.81
Class R6	1,000.00	1,038.60	0.11	0.56	1,000.00	1,024.52	0.11	0.56
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$1,037.80	0.40%	$2.04	$1,000.00	$1,023.06	0.40%	$2.03
Class I	1,000.00	1,038.60	0.15	0.77	1,000.00	1,024.32	0.15	0.76
Class R6	1,000.00	1,038.60	0.10	0.51	1,000.00	1,024.57	0.10	0.51
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$1,037.80	0.41%	$2.09	$1,000.00	$1,023.01	0.41%	$2.08
Class I	1,000.00	1,038.60	0.16	0.82	1,000.00	1,024.27	0.16	0.81
Class R6	1,000.00	1,039.60	0.11	0.56	1,000.00	1,024.52	0.11	0.56
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$1,038.10	0.38%	$1.94	$1,000.00	$1,023.16	0.38%	$1.93
Class I	1,000.00	1,039.00	0.16	0.82	1,000.00	1,024.27	0.16	0.81
Class R6	1,000.00	1,040.00	0.11	0.56	1,000.00	1,024.52	0.11	0.56

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

Statements of Assets and Liabilities as of November 30, 2016 (Unaudited)

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,423,197	$2,156,627	$1,699,126	$2,063,060
Investments in unaffiliated underlying funds at fair value**	836,208	1,254,787	795,538	1,406,776
Total investments at fair value	$2,259,405	$3,411,414	$2,494,664	$3,469,836
Cash	1,343	2,452	4,119	2,568
Receivables:
Investments in affiliated underlying funds sold	30,978	45,951	43,204	26,905
Investments in unaffiliated underlying funds sold	43,944	43,736	45,763	54,587
Fund shares sold	—	—	—	50
Dividends	531	483	173	188
Prepaid expenses	27,931	26,084	26,084	26,084
Reimbursement due from manager	—	815	—	—
Total assets	2,364,132	3,530,935	2,614,007	3,580,218
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	24,889	32,984	25,437	27,432
Payable for investments in unaffiliated underlying funds purchased	50,376	56,588	31,792	54,013
Payable for fund shares redeemed	—	238	31,773	32
Payable for investment management fees	199	298	208	336
Payable to investment adviser (Note 8)	17,992	—	5,122	2,739
Payable for distribution and shareholder service fees	162	15	116	121
Payable for trustee fees	8	10	10	11
Other accrued expenses and liabilities	11,698	23,398	21,051	23,442
Total liabilities	105,324	113,531	115,509	108,126
NET ASSETS	$2,258,808	$3,417,404	$2,498,498	$3,472,092
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,217,132	$3,407,859	$2,453,852	$3,401,106
Undistributed net investment income	18,851	15,130	16,294	13,615
Accumulated net realized gain	10,982	5,501	32,007	32,764
Net unrealized appreciation (depreciation)	11,843	(11,086)	(3,655)	24,607
NET ASSETS	$2,258,808	$3,417,404	$2,498,498	$3,472,092
* Cost of investments in affiliated underlying funds	$1,415,181	$2,169,386	$1,704,814	$2,058,292
** Cost of investments in unaffiliated underlying funds	$832,381	$1,253,114	$793,505	$1,386,937
Class A
Net assets	$845,963	$72,930	$572,708	$618,926
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	79,933	6,655	51,822	55,596
Net asset value and redemption price per share†	$10.58	$10.96	$11.05	$11.13
Maximum offering price per share (5.75%)(1)	$11.23	$11.63	$11.72	$11.81
Class I
Net assets	$59,561	$648,724	$64,081	$65,944
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,612	59,077	5,780	5,905
Net asset value and redemption price per share	$10.61	$10.98	$11.09	$11.17
Class R6
Net assets	$1,353,284	$2,695,750	$1,861,709	$2,787,222
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	127,534	245,385	168,053	249,745
Net asset value and redemption price per share	$10.61	$10.99	$11.08	$11.16

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

Statements of Assets and Liabilities as of November 30, 2016 (Unaudited)

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,337,572	$756,809	$871,238	$749,999
Investments in unaffiliated underlying funds at fair value**	883,521	537,817	658,521	544,214
Total investments at fair value	$2,221,093	$1,294,626	$1,529,759	$1,294,213
Cash	2,435	2,035	939	1,770
Receivables:
Investments in affiliated underlying funds sold	30,388	12,601	21,760	10,134
Investments in unaffiliated underlying funds sold	33,964	17,653	23,982	18,549
Dividends	38	—	—	—
Prepaid expenses	26,081	26,081	26,081	26,081
Total assets	2,313,999	1,352,996	1,602,521	1,350,747
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	22,501	12,154	14,668	11,883
Payable for investments in unaffiliated underlying funds purchased	41,791	18,085	31,014	16,796
Payable for investment management fees	210	129	155	133
Payable to investment adviser (Note 8)	11,984	11,895	11,795	12,926
Payable for distribution and shareholder service fees	119	115	125	118
Payable for trustee fees	8	6	6	6
Other accrued expenses and liabilities	13,734	13,782	13,790	12,640
Total liabilities	90,347	56,166	71,553	54,502
NET ASSETS	$2,223,652	$1,296,830	$1,530,968	$1,296,245
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,160,669	$1,227,579	$1,453,251	$1,224,454
Undistributed net investment income	8,575	5,629	3,720	3,559
Accumulated net realized gain	12,685	6,019	11,476	7,198
Net unrealized appreciation	41,723	57,603	62,521	61,034
NET ASSETS	$2,223,652	$1,296,830	$1,530,968	$1,296,245
* Cost of investments in affiliated underlying funds	$1,321,047	$729,317	$842,212	$720,114
** Cost of investments in unaffiliated underlying funds	$858,323	$507,706	$625,026	$513,065
Class A
Net assets	$589,299	$564,982	$615,402	$582,792
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	53,312	50,569	54,629	51,765
Net asset value and redemption price per share†	$11.05	$11.17	$11.27	$11.26
Maximum offering price per share (5.75%)(1)	$11.72	$11.85	$11.96	$11.95
Class I
Net assets	$415,575	$67,802	$68,302	$68,314
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	37,457	6,048	6,045	6,049
Net asset value and redemption price per share	$11.09	$11.21	$11.30	$11.29
Class R6
Net assets	$1,218,778	$664,046	$847,264	$645,139
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	109,979	59,274	74,975	57,126
Net asset value and redemption price per share	$11.08	$11.20	$11.30	$11.29

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

Statements of Assets and Liabilities as of November 30, 2016 (Unaudited)

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$706,439	$656,322
Investments in unaffiliated underlying funds at fair value**	540,039	501,287
Total investments at fair value	$1,246,478	$1,157,609
Cash	1,385	1,379
Receivables:
Investments in affiliated underlying funds sold	13,876	14,206
Investments in unaffiliated underlying funds sold	17,388	16,105
Prepaid expenses	26,084	23,206
Prepaid offering expense	—	3,087
Total assets	1,305,211	1,215,592
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	11,024	10,592
Payable for investments in unaffiliated underlying funds purchased	18,564	19,635
Payable for fund shares redeemed	1,720	—
Payable for investment management fees	129	119
Payable to investment adviser (Note 8)	13,173	14,610
Payable for distribution and shareholder service fees	117	109
Payable for trustee fees	6	6
Other accrued expenses and liabilities	12,487	11,579
Total liabilities	57,220	56,650
NET ASSETS	$1,247,991	$1,158,942
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,178,401	$1,090,526
Undistributed net investment income	2,675	2,582
Accumulated net realized gain	4,926	5,212
Net unrealized appreciation	61,989	60,622
NET ASSETS	$1,247,991	$1,158,942
* Cost of investments in affiliated underlying funds	$677,125	$627,369
** Cost of investments in unaffiliated underlying funds	$507,364	$469,618
Class A
Net assets	$578,251	$539,584
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	51,307	50,756
Net asset value and redemption price per share†	$11.27	$10.63
Maximum offering price per share (5.75%)(1)	$11.96	$11.28
Class I
Net assets	$68,420	$53,337
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	6,052	5,007
Net asset value and redemption price per share	$11.30	$10.65
Class R6
Net assets	$601,320	$566,021
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	53,203	53,112
Net asset value and redemption price per share	$11.30	$10.66

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

Statements of Operations for the six months ended November 30, 2016 (Unaudited)

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$11,758	$10,625	$11,743	$8,585
Dividends from unaffiliated underlying funds	4,002	3,686	2,591	3,931
Total investment income	15,760	14,311	14,334	12,516
EXPENSES:
Investment management fees	1,668	1,988	1,932	2,406
Distribution and shareholder service fees:
Class A	815	55	686	697
Transfer agent fees:
Class A	92	162	187	170
Class I	23	50	28	29
Class R6	17	105	53	44
Shareholder reporting expense	791	830	1,733	1,684
Registration fees	19,954	19,625	19,791	19,791
Professional fees	15,592	21,455	22,202	24,548
Custody and accounting expense	158	359	428	384
Trustee fees	24	29	31	33
Miscellaneous expense	3,229	3,561	3,816	3,865
Total expenses	42,363	48,219	50,887	53,651
Net waived and reimbursed fees	(39,534)	(46,351)	(48,797)	(51,206)
Net expenses	2,829	1,868	2,090	2,445
Net investment income	12,931	12,443	12,244	10,071
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	12,021	9,985	21,873	21,278
Sale of unaffiliated underlying funds	2,282	2,182	11,681	15,422
Net realized gain	14,303	12,167	33,554	36,700
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(8,590)	(17,583)	(25,841)	(11,660)
Unaffiliated underlying funds	(6,165)	(1,004)	(4,503)	8,165
Net change in unrealized appreciation (depreciation)	(14,755)	(18,587)	(30,344)	(3,495)
Net realized and unrealized gain (loss)	(452)	(6,420)	3,210	33,205
Increase in net assets resulting from operations	$12,479	$6,023	$15,454	$43,276

See Accompanying Notes to Financial Statements

Statements of Operations for the six months ended November 30, 2016 (Unaudited)

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$5,180	$3,053	$1,782	$1,662
Dividends from unaffiliated underlying funds	2,266	1,773	2,247	2,079
Total investment income	7,446	4,826	4,029	3,741
EXPENSES:
Investment management fees	1,718	1,304	1,452	1,341
Distribution and shareholder service fees:
Class A	681	678	746	714
Transfer agent fees:
Class A	74	85	147	222
Class I	72	30	19	21
Class R6	25	24	23	37
Shareholder reporting expense	915	915	915	789
Registration fees	19,722	19,721	19,726	19,751
Professional fees	16,475	16,475	16,475	15,321
Custody and accounting expense	92	91	92	103
Trustee fees	24	18	19	18
Miscellaneous expense	3,128	3,133	3,132	3,230
Total expenses	42,926	42,474	42,746	41,547
Net waived and reimbursed fees	(41,233)	(41,050)	(41,139)	(40,060)
Net expenses	1,693	1,424	1,607	1,487
Net investment income	5,753	3,402	2,422	2,254
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	8,970	6,243	7,762	5,317
Sale of unaffiliated underlying funds	7,912	5,163	8,048	6,668
Net realized gain	16,882	11,406	15,810	11,985
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	1,828	11,832	12,875	14,290
Unaffiliated underlying funds	12,938	16,610	16,728	15,170
Net change in unrealized appreciation (depreciation)	14,766	28,442	29,603	29,460
Net realized and unrealized gain	31,648	39,848	45,413	41,445
Increase in net assets resulting from operations	$37,401	$43,250	$47,835	$43,699

See Accompanying Notes to Financial Statements

Statements of Operations for the six months ended November 30, 2016 (Unaudited)

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,159	$1,096
Dividends from unaffiliated underlying funds	2,033	1,965
Total investment income	3,192	3,061
EXPENSES:
Investment management fees	1,309	1,250
Distribution and shareholder service fees:
Class A	691	664
Transfer agent fees:
Class A	197	51
Class I	21	30
Class R6	36	27
Shareholder reporting expense	788	741
Registration fees	19,750	7,308
Professional fees	15,136	14,590
Custody and accounting expense	77	123
Trustee fees	17	17
Offering expense	—	27,310
Miscellaneous expense	3,233	3,233
Total expenses	41,255	55,344
Net waived and reimbursed fees	(39,759)	(53,999)
Net expenses	1,496	1,345
Net investment income	1,696	1,716
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	4,682	3,146
Sale of unaffiliated underlying funds	6,101	5,647
Net realized gain	10,783	8,793
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	14,731	15,933
Unaffiliated underlying funds	16,479	15,734
Net change in unrealized appreciation (depreciation)	31,210	31,667
Net realized and unrealized gain	41,993	40,460
Increase in net assets resulting from operations	$43,689	$42,176

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Target In-Retirement Fund		Voya Target Retirement 2020 Fund
	Six Months Ended November 30, 2016	Year Ended May 31, 2016	Six Months Ended November 30, 2016	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income	$12,931	$7,638	$12,443	$9,635
Net realized gain (loss)	14,303	(3,246)	12,167	(5,389)
Net change in unrealized appreciation (depreciation)	(14,755)	26,114	(18,587)	(9,342)
Increase (decrease) in net assets resulting from operations	12,479	30,506	6,023	(5,096)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(971)	—	(47)
Class I	—	(74)	—	(9,838)
Class R6	—	(995)	—	(48)
Net realized gains:
Class A	—	(858)	—	(93)
Class I	—	(98)	—	(19,208)
Class R6	—	(858)	—	(93)
Total distributions	—	(3,854)	—	(29,327)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,131,926	1,092,585	3,244,015	31,951
Reinvestment of distributions	—	3,854	—	29,327
	1,131,926	1,096,439	3,244,015	61,278
Cost of shares redeemed	(57,671)	(9,655)	(493,108)	(7,719)
Net increase in net assets resulting from capital share transactions	1,074,255	1,086,784	2,750,907	53,559
Net increase in net assets	1,086,734	1,113,436	2,756,930	19,136
NET ASSETS:
Beginning of year or period	1,172,074	58,638	660,474	641,338
End of year or period	$2,258,808	$1,172,074	$3,417,404	$660,474
Undistributed net investment income at end of year or period	$18,851	$5,920	$15,130	$2,687

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Target Retirement 2025 Fund		Voya Target Retirement 2030 Fund
	Six Months Ended November 30, 2016	Year Ended May 31, 2016	Six Months Ended November 30, 2016	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income	$12,244	$5,520	$10,071	$5,397
Net realized gain (loss)	33,554	(1,318)	36,700	(3,521)
Net change in unrealized appreciation (depreciation)	(30,344)	23,690	(3,495)	24,409
Increase in net assets resulting from operations	15,454	27,892	43,276	26,285
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(840)	—	(970)
Class I	—	(72)	—	(92)
Class R6	—	(869)	—	(994)
Net realized gains:
Class A	—	(1,092)	—	(1,168)
Class I	—	(133)	—	(145)
Class R6	—	(1,092)	—	(1,168)
Total distributions	—	(4,098)	—	(4,537)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,947,370	1,003,558	2,627,957	1,005,145
Reinvestment of distributions	—	4,098	—	4,537
	1,947,370	1,007,656	2,627,957	1,009,682
Cost of shares redeemed	(559,370)	—	(296,129)	—
Net increase in net assets resulting from capital share transactions	1,388,000	1,007,656	2,331,828	1,009,682
Net increase in net assets	1,403,454	1,031,450	2,375,104	1,031,430
NET ASSETS:
Beginning of year or period	1,095,044	63,594	1,096,988	65,558
End of year or period	$2,498,498	$1,095,044	$3,472,092	$1,096,988
Undistributed net investment income at end of year or period	$16,294	$4,050	$13,615	$3,544

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Target Retirement 2035 Fund		Voya Target Retirement 2040 Fund
	Six Months Ended November 30, 2016	Year Ended May 31, 2016	Six Months Ended November 30, 2016	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income	$5,753	$4,724	$3,402	$4,184
Net realized gain (loss)	16,882	(3,874)	11,406	(4,886)
Net change in unrealized appreciation (depreciation)	14,766	23,315	28,442	25,148
Increase in net assets resulting from operations	37,401	24,165	43,250	24,446
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(969)	—	(987)
Class I	—	(86)	—	(89)
Class R6	—	(993)	—	(1,010)
Net realized gains:
Class A	—	(1,179)	—	(1,362)
Class I	—	(147)	—	(173)
Class R6	—	(1,180)	—	(1,361)
Total distributions	—	(4,554)	—	(4,982)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,085,743	1,010,631	166,709	1,023,196
Reinvestment of distributions	—	4,554	—	4,982
	1,085,743	1,015,185	166,709	1,028,178
Cost of shares redeemed	(576)	—	(13,309)	(15,222)
Net increase in net assets resulting from capital share transactions	1,085,167	1,015,185	153,400	1,012,956
Net increase in net assets	1,122,568	1,034,796	196,650	1,032,420
NET ASSETS:
Beginning of year or period	1,101,084	66,288	1,100,180	67,760
End of year or period	$2,223,652	$1,101,084	$1,296,830	$1,100,180
Undistributed net investment income at end of year or period	$8,575	$2,822	$5,629	$2,227

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Target Retirement 2045 Fund		Voya Target Retirement 2050 Fund
	Six Months Ended November 30, 2016	Year Ended May 31, 2016	Six Months Ended November 30, 2016	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income	$2,422	$3,315	$2,254	$3,322
Net realized gain (loss)	15,810	(3,581)	11,985	(4,032)
Net change in unrealized appreciation (depreciation)	29,603	28,401	29,460	27,096
Increase in net assets resulting from operations	47,835	28,135	43,699	26,386
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(1,006)	—	(1,007)
Class I	—	(92)	—	(87)
Class R6	—	(1,034)	—	(1,030)
Net realized gains:
Class A	—	(1,508)	—	(1,510)
Class I	—	(193)	—	(193)
Class R6	—	(1,508)	—	(1,510)
Total distributions	—	(5,341)	—	(5,337)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	342,537	1,053,138	146,531	1,034,332
Reinvestment of distributions	—	5,341	—	5,337
	342,537	1,058,479	146,531	1,039,669
Cost of shares redeemed	(8,043)	(977)	(23,046)	—
Net increase in net assets resulting from capital share transactions	334,494	1,057,502	123,485	1,039,669
Net increase in net assets	382,329	1,080,296	167,184	1,060,718
NET ASSETS:
Beginning of year or period	1,148,639	68,343	1,129,061	68,343
End of year or period	$1,530,968	$1,148,639	$1,296,245	$1,129,061
Undistributed net investment income at end of year or period	$3,720	$1,298	$3,559	$1,305

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Target Retirement 2055 Fund		Voya Target Retirement 2060 Fund
	Six Months Ended November 30, 2016	Year Ended May 31, 2016	Six Months Ended November 30, 2016	December 21, 2015(1) to May 31, 2016
FROM OPERATIONS:
Net investment income	$1,696	$2,979	$1,716	$2,231
Net realized gain (loss)	10,783	(5,201)	8,793	(3,654)
Net change in unrealized appreciation (depreciation)	31,210	26,255	31,667	28,955
Increase in net assets resulting from operations	43,689	24,033	42,176	27,532
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(987)	—	(600)
Class I	—	(87)	—	(62)
Class R6	—	(1,010)	—	(630)
Net realized gains:
Class A	—	(1,489)	—	—
Class I	—	(191)	—	—
Class R6	—	(1,490)	—	—
Total distributions	—	(5,254)	—	(1,292)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	99,311	1,020,711	37,492	1,051,765
Reinvestment of distributions	—	5,254	—	1,292
	99,311	1,025,965	37,492	1,053,057
Cost of shares redeemed	(7,311)	(909)	(23)	—
Net increase in net assets resulting from capital share transactions	92,000	1,025,056	37,469	1,053,057
Net increase in net assets	135,689	1,043,835	79,645	1,079,297
NET ASSETS:
Beginning of year or period	1,112,302	68,467	1,079,297	—
End of year or period	$1,247,991	$1,112,302	$1,158,942	$1,079,297
Undistributed net investment income at end of year or period	$2,675	$979	$2,582	$866

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
11-30-16	10.46	0.07•	0.05	0.12	—	—	—	—	—	10.58	1.15	5.57	0.54	0.54	1.38	846	29
12-21-15(4) - 05-31-16	10.20	0.06•	0.24	0.30	0.02	0.02	—	0.04	—	10.46	2.92	9.04	0.47	0.47	1.30	598	44
Class I
11-30-16	10.47	0.09•	0.05	0.14	—	—	—	—	—	10.61	1.34	5.37	0.26	0.26	1.68	60	29
05-31-16	10.48	0.19	(0.17)	0.02	0.01	0.02	—	0.03	—	10.47	0.21	49.40	0.17	0.17	1.81	59	44
05-31-15	10.73	0.22	0.22	0.44	0.34	0.35	—	0.69	—	10.48	4.34	74.46	0.13	0.13	1.97	59	39
05-31-14	10.30	0.22	0.63	0.85	0.27	0.15	—	0.42	—	10.73	8.42	104.80	0.12	0.12	2.07	56	31
12-20-12(4) - 05-31-13	10.00	0.14	0.23	0.37	0.07	—	—	0.07	—	10.30	3.68	157.06	0.11	0.11	3.05	52	27
Class R6
11-30-16	10.47	0.09•	0.05	0.14	—	—	—	—	—	10.61	1.34	5.02	0.24	0.24	1.75	1,353	29
12-21-15(4) - 05-31-16	10.20	0.07•	0.24	0.31	0.02	0.02	—	0.04	—	10.47	3.03	8.78	0.20	0.20	1.58	515	44
Voya Target Retirement 2020 Fund
Class A
11-30-16	10.75	0.05•	0.16	0.21	—	—	—	—	—	10.96	1.95	5.95	0.48	0.48	0.98	73	56
12-21-15(4) - 05-31-16	10.96	0.04•	0.26	0.30	0.17	0.34	—	0.51	—	10.75	2.88	14.30	0.45	0.45	0.78	22	86
Class I
11-30-16	10.76	0.07•	0.15	0.22	—	—	—	—	—	10.98	2.04	4.99	0.20	0.20	1.28	649	56
05-31-16	11.39	0.17	(0.29)	(0.12)	0.17	0.34	—	0.51	—	10.76	(0.89)	12.03	0.17	0.17	1.54	636	86
05-31-15	11.52	0.17•	0.43	0.60	0.37	0.36	—	0.73	—	11.39	5.38	22.77	0.18	0.18	1.52	641	42
05-31-14	10.57	0.17•	1.01	1.18	0.18	0.05	—	0.23	—	11.52	11.23	34.18	0.14	0.14	1.55	608	56
12-20-12(4) - 05-31-13	10.00	0.08	0.52	0.60	0.03	—	—	0.03	—	10.57	6.00	157.18	0.14	0.14	1.71	53	25
Class R6
11-30-16	10.76	0.07•	0.16	0.23	—	—	—	—	—	10.99	2.14	4.99	0.18	0.18	1.31	2,696	56
12-21-15(4) - 05-31-16	10.96	0.06•	0.26	0.32	0.18	0.34	—	0.52	—	10.76	3.00	13.93	0.15	0.15	1.19	3	86
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2025 Fund
Class A
11-30-16	10.79	0.06•	0.20	0.26	—	—	—	—	—	11.05	2.41	5.20	0.42	0.42	1.00	573	52
12-21-15(4) - 05-31-16	10.53	0.04•	0.26	0.30	0.02	0.02	—	0.04	—	10.79	2.86	9.11	0.36	0.36	0.90	518	54
Class I
11-30-16	10.81	0.07•	0.21	0.28	—	—	—	—	—	11.09	2.59	4.97	0.17	0.17	1.26	64	52
05-31-16	11.04	0.16	(0.36)	(0.20)	0.01	0.02	—	0.03	—	10.81	(1.75)	47.30	0.16	0.16	1.56	62	54
05-31-15	11.42	0.18•	0.44	0.62	0.36	0.64	—	1.00	—	11.04	5.78	70.64	0.15	0.15	1.55	64	52
05-31-14	10.66	0.18	1.14	1.32	0.29	0.27	—	0.56	—	11.42	12.52	100.08	0.12	0.12	1.55	60	48
12-20-12(4) - 05-31-13	10.00	0.07	0.62	0.69	0.03	—	—	0.03	—	10.66	6.87	156.48	0.13	0.13	1.54	53	24
Class R6
11-30-16	10.80	0.07•	0.21	0.28	—	—	—	—	—	11.08	2.59	4.89	0.12	0.12	1.27	1,862	52
12-21-15(4) - 05-31-16	10.53	0.05•	0.26	0.31	0.02	0.02	—	0.04	—	10.80	2.96	8.84	0.08	0.08	1.18	515	54
Voya Target Retirement 2030 Fund
Class A
11-30-16	10.81	0.04•	0.28	0.32	—	—	—	—	—	11.13	2.96	5.03	0.44	0.44	0.69	619	41
12-21-15(4) - 05-31-16	10.57	0.04•	0.24	0.28	0.02	0.02	—	0.04	—	10.81	2.71	9.11	0.39	0.39	0.86	519	55
Class I
11-30-16	10.83	0.05•	0.29	0.34	—	—	—	—	—	11.17	3.14	4.80	0.19	0.19	0.94	66	41
05-31-16	11.14	0.17	(0.44)	(0.27)	0.02	0.02	—	0.04	—	10.83	(2.41)	46.50	0.18	0.18	1.61	64	55
05-31-15	11.64	0.18•	0.56	0.74	0.37	0.87	—	1.24	—	11.14	6.77	69.34	0.18	0.18	1.57	66	71
05-31-14	10.78	0.17	1.28	1.45	0.32	0.27	—	0.59	—	11.64	13.63	99.48	0.13	0.13	1.46	61	53
12-20-12(4) - 05-31-13	10.00	0.06	0.74	0.80	0.02	—	—	0.02	—	10.78	8.03	155.65	0.13	0.13	1.21	54	22
Class R6
11-30-16	10.82	0.05•	0.29	0.34	—	—	—	—	—	11.16	3.14	4.72	0.14	0.14	0.97	2,787	41
12-21-15(4) - 05-31-16	10.57	0.05•	0.24	0.29	0.02	0.02	—	0.04	—	10.82	2.81	8.84	0.11	0.11	1.14	514	55
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2035 Fund
Class A
11-30-16	10.69	0.03•	0.33	0.36	—	—	—	—	—	11.05	3.37	5.51	0.39	0.39	0.55	589	20
12-21-15(4) - 05-31-16	10.47	0.03•	0.23	0.26	0.02	0.02	—	0.04	—	10.69	2.54	9.13	0.36	0.36	0.73	524	43
Class I
11-30-16	10.71	0.04•	0.34	0.38	—	—	—	—	—	11.09	3.55	5.29	0.16	0.16	0.75	416	20
05-31-16	11.14	0.16	(0.56)	(0.40)	0.01	0.02	—	0.03	—	10.71	(3.50)	46.77	0.17	0.17	1.53	64	43
05-31-15	11.78	0.18•	0.55	0.73	0.39	0.98	—	1.37	—	11.14	6.67	68.98	0.18	0.18	1.54	66	76
05-31-14	10.83	0.17	1.38	1.55	0.32	0.28	—	0.60	—	11.78	14.54	98.11	0.13	0.13	1.41	62	56
12-20-12(4) - 05-31-13	10.00	0.05	0.80	0.85	0.02	—	—	0.02	—	10.83	8.48	155.42	0.13	0.13	1.02	54	19
Class R6
11-30-16	10.70	0.04•	0.34	0.38	—	—	—	—	—	11.08	3.55	5.23	0.11	0.11	0.81	1,219	20
12-21-15(4) - 05-31-16	10.47	0.05•	0.22	0.27	0.02	0.02	—	0.04	—	10.70	2.64	8.86	0.08	0.08	1.01	513	43
Voya Target Retirement 2040 Fund
Class A
11-30-16	10.76	0.02•	0.39	0.41	—	—	—	—	—	11.17	3.81	7.25	0.38	0.38	0.43	565	17
12-21-15(4) - 05-31-16	10.54	0.03•	0.24	0.27	0.02	0.03	—	0.05	—	10.76	2.56	9.11	0.36	0.36	0.62	521	46
Class I
11-30-16	10.79	0.04•	0.38	0.42	—	—	—	—	—	11.21	3.89	7.06	0.16	0.16	0.65	68	17
05-31-16	11.25	0.15	(0.57)	(0.42)	0.01	0.03	—	0.04	—	10.79	(3.70)	45.97	0.17	0.17	1.38	65	46
05-31-15	11.99	0.16•	0.65	0.81	0.40	1.15	—	1.55	—	11.25	7.31	67.80	0.18	0.18	1.39	68	81
05-31-14	10.90	0.15	1.54	1.69	0.33	0.27	—	0.60	—	11.99	15.69	97.53	0.13	0.13	1.21	63	53
12-20-12(4) - 05-31-13	10.00	0.04	0.88	0.92	0.02	—	—	0.02	—	10.90	9.17	154.90	0.14	0.14	0.79	55	19
Class R6
11-30-16	10.78	0.04•	0.38	0.42	—	—	—	—	—	11.20	3.90	6.98	0.11	0.11	0.69	664	17
12-21-15(4) - 05-31-16	10.54	0.04•	0.25	0.29	0.02	0.03	—	0.05	—	10.78	2.76	8.84	0.08	0.08	0.90	514	46
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2045 Fund
Class A
11-30-16	10.86	0.01	0.40	0.41	—	—	—	—	—	11.27	3.78	6.75	0.40	0.40	0.22	615	20
12-21-15(4) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.58	9.09	0.38	0.38	0.42	569	35
Class I
11-30-16	10.88	0.03•	0.39	0.42	—	—	—	—	—	11.30	3.86	6.51	0.16	0.16	0.46	68	20
05-31-16	11.36	0.13	(0.56)	(0.43)	0.02	0.03	—	0.05	—	10.88	(3.80)	45.68	0.17	0.17	1.22	66	35
05-31-15	12.08	0.15•	0.70	0.85	0.39	1.18	—	1.57	—	11.36	7.60	67.49	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.61	1.74	0.32	0.27	—	0.59	—	12.08	16.10	97.19	0.12	0.12	1.07	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.73	0.13	0.13	0.61	55	19
Class R6
11-30-16	10.88	0.03•	0.39	0.42	—	—	—	—	—	11.30	3.86	6.46	0.11	0.11	0.51	847	20
12-21-15(4) - 05-31-16	10.64	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.88	2.77	8.81	0.09	0.09	0.72	514	35
Voya Target Retirement 2050 Fund
Class A
11-30-16	10.85	0.01	0.40	0.41	—	—	—	—	—	11.26	3.78	7.01	0.40	0.40	0.22	583	18
12-21-15(4) - 05-31-16	10.63	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.85	2.58	9.06	0.37	0.37	0.43	549	34
Class I
11-30-16	10.87	0.03•	0.39	0.42	—	—	—	—	—	11.29	3.86	6.74	0.15	0.15	0.47	68	18
05-31-16	11.35	0.13	(0.57)	(0.44)	0.01	0.03	—	0.04	—	10.87	(3.81)	45.65	0.17	0.17	1.22	66	34
05-31-15	12.07	0.15•	0.69	0.84	0.39	1.17	—	1.56	—	11.35	7.54	67.57	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.62	1.75	0.32	0.29	—	0.61	—	12.07	16.16	97.42	0.12	0.12	1.06	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Class R6
11-30-16	10.87	0.03•	0.39	0.42	—	—	—	—	—	11.29	3.86	6.69	0.10	0.10	0.51	645	18
12-21-15(4) - 05-31-16	10.63	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.87	2.77	8.79	0.09	0.09	0.72	514	34
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2055 Fund
Class A
11-30-16	10.86	0.01	0.40	0.41	—	—	—	—	—	11.27	3.78	7.24	0.41	0.41	0.14	578	17
12-21-15(4) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.57	9.07	0.38	0.38	0.38	533	37
Class I
11-30-16	10.88	0.02•	0.40	0.42	—	—	—	—	—	11.30	3.86	6.98	0.16	0.16	0.39	68	17
05-31-16	11.36	0.12	(0.56)	(0.44)	0.01	0.03	—	0.04	—	10.88	(3.81)	45.61	0.18	0.18	1.14	66	37
05-31-15	12.08	0.14•	0.71	0.85	0.38	1.19	—	1.57	—	11.36	7.65	67.56	0.18	0.18	1.21	68	83
05-31-14	10.93	0.13	1.62	1.75	0.32	0.28	—	0.60	—	12.08	16.21	97.28	0.12	0.12	1.05	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Class R6
11-30-16	10.87	0.02•	0.41	0.43	—	—	—	—	—	11.30	3.96	6.93	0.11	0.11	0.43	601	17
12-21-15(4) - 05-31-16	10.64	0.03•	0.25	0.28	0.02	0.03	—	0.05	—	10.87	2.67	8.80	0.10	0.10	0.65	513	37
Voya Target Retirement 2060 Fund
Class A
11-30-16	10.24	0.01	0.38	0.39	—	—	—	—	—	10.63	3.81	10.07	0.38	0.38	0.17	540	15
12-21-15(4) - 05-31-16	10.00	0.02•	0.23	0.25	0.01	—	—	0.01	—	10.24	2.52	12.92	0.41	0.41	0.35	515	17
Class I
11-30-16	10.25	0.02•	0.38	0.40	—	—	—	—	—	10.65	3.90	9.91	0.16	0.16	0.39	53	15
12-21-15(4) - 05-31-16	10.00	0.02•	0.24	0.26	0.01	—	—	0.01	—	10.25	2.63	12.77	0.19	0.19	0.57	51	17
Class R6
11-30-16	10.25	0.02•	0.39	0.41	—	—	—	—	—	10.66	4.00	9.81	0.11	0.11	0.44	566	15
12-21-15(4) - 05-31-16	10.00	0.03•	0.23	0.26	0.01	—	—	0.01	—	10.25	2.63	12.66	0.14	0.14	0.62	513	17

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2020 Fund (“Retirement 2020”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), and Voya Target Retirement 2060 Fund (“Retirement 2060”), each a diversified series of the Trust. Prior to September 30, 2016, In-Retirement was known as “Voya In-Retirement Fund.”
Each Fund offers the following classes of shares: Class A, Class I and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
For the period ended November 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2016, the cost of purchases and the proceeds from the sales of investments were as follows:
	Purchases	Sales
In-Retirement	$1,552,067	$464,754
Retirement 2020	3,793,197	1,036,187
Retirement 2025	2,438,525	1,041,787
Retirement 2030	3,228,403	888,739
Retirement 2035	1,403,584	314,767
Retirement 2040	358,401	203,564
Retirement 2045	596,521	259,994
Retirement 2050	335,881	211,409
Retirement 2055	284,847	192,018
Retirement 2060	205,167	166,978
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee equal to 0.10% of each Fund’s average daily net assets invested in affiliated Underlying Funds and 0.40% of each Fund’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments. The Investment Adviser is contractually obligated to waive 0.10% of the management fee for each Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Funds have a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Fund for expenses incurred in the distribution and/or shareholder servicing of each Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class A shares of each Fund pays the Distributor Distribution and/or Service Fees based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended November 30, 2016, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:
In-Retirement	$104
Retirement 2025	35
Retirement 2030	11
Retirement 2035	56
Retirement 2040	4
Retirement 2045	16
Retirement 2050	107
Retirement 2055	70
Retirement 2060	3
For the period ended November 30, 2016, the Distributor did not retain any Contingent Deferred Sales Charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:
Subsidiary	Fund	Percentage
Voya Investment	In-Retirement	48.81%
Management Co. LLC	Retirement 2025	44.25
	Retirement 2030	32.42
	Retirement 2035	50.76
	Retirement 2040	87.47
	Retirement 2045	74.09

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Fund	Percentage
	Retirement 2050	87.52
	Retirement 2055	90.78
	Retirement 2060	96.56
Voya Retirement Insurance	In-Retirement	36.76
and Annuity Company	Retirement 2020	78.59
	Retirement 2025	32.21
	Retirement 2030	63.93
	Retirement 2035	30.05
	Retirement 2040	6.72
	Retirement 2045	20.45
	Retirement 2050	7.06
	Retirement 2055	5.53
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At November 30, 2016, the below Funds had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Fund	Accrued Expenses	Amount
In-Retirement	Audit	$11,138
Retirement 2020	Audit	18,034
Fund	Accrued Expenses	Amount
Retirement 2025	Audit	17,359
Retirement 2030	Audit	19,692
Retirement 2035	Audit	12,440
Retirement 2040	Audit	12,526
Retirement 2045	Audit	12,589
Retirement 2050	Audit	11,559
Retirement 2055	Audit	11,373
Retirement 2060	Audit	10,859
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Fund(1)	Class A	Class I	Class R6
In-Retirement(2)	0.95%	0.70%	0.65%
Retirement 2020	0.95%	0.70%	0.65%
Retirement 2025	0.95%	0.70%	0.65%
Retirement 2030	0.95%	0.70%	0.65%
Retirement 2035	0.95%	0.70%	0.65%
Retirement 2040	0.95%	0.70%	0.65%
Retirement 2045	0.95%	0.70%	0.65%
Retirement 2050	0.95%	0.70%	0.65%
Retirement 2055	0.95%	0.70%	0.65%
Retirement 2060	0.95%	0.70%	0.65%

(1)
These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Prior to October 1, 2016, the Class I expense limit for In-Retirement was 0.66%.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of November 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

	November 30,
Fund	2017	2018	2019	Total
In-Retirement	$46,105	$43,551	$80,765	$170,421
Retirement 2020	183,228	140,234	37,482	360,944
Retirement 2025	47,105	44,121	89,479	180,705
Retirement 2030	47,862	44,399	91,579	183,840
Retirement 2035	47,231	44,681	82,067	173,979
Retirement 2040	47,707	44,681	82,091	174,479
Retirement 2045	47,780	44,791	83,032	175,603
Retirement 2050	48,034	44,947	81,297	174,278
Retirement 2055	48,012	44,944	80,556	173,512
Retirement 2060	—	—	110,141	110,141
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2016, are as follows:
	November 30,
	2017	2018	2019	Total
In-Retirement
Class A	$—	$—	$19	$19
Class I	—	—	26	26
Class R6	—	—	21	21
Retirement 2020
Class A	—	—	206	206
Class R6	—	—	121	121
Retirement 2025
Class A	—	—	30	30
Class I	—	—	9	9
Class R6	—	—	8	8
Retirement 2030
Class A	—	—	15	15
Class I	—	—	10	10
Class R6	—	—	9	9
Retirement 2035
Class I	—	—	10	10
Class R6	—	—	31	31
Retirement 2040
Class I	—	—	10	10
Class R6	—	—	27	27
Retirement 2045
Class R6	—	—	28	28
Retirement 2050
Class A	—	—	45	45
Class R6	—	—	26	26
	November 30,
	2017	2018	2019	Total
Retirement 2055
Class A	—	—	17	17
Class R6	—	—	28	28
Retirement 2060
Class I	—	—	32	32
Class R6	—	—	48	48
The Expense Limitation Agreement is contractual through October 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
For the period ended November 30, 2016, In-Retirement, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050, Retirement 2055 and Retirement 2060 had payable to the Investment Advisor of  $17,992, $5,122, $2,739, $11,984, $11,895, $11,795, $12,926, $13,173, $14,610, respectively, representing a recoupment of previously reimbursed fees.
NOTE 9 — LINE OF CREDIT
Each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Funds or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Funds did not utilize the line of credit during the period ended November 30, 2016.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
11/30/2016	22,722	—	—	—	22,722	239,679	—	—	—	239,679
12/21/2015(1) - 5/31/2016	57,955	—	180	(923)	57,212	592,585	—	1,829	(9,655)	584,759
Class I
11/30/2016	—	—	—	—	—	—	—	—	—	—
5/31/2016	—	—	17	—	17	—	—	172	—	172
Class R6
11/30/2016	83,743	—	—	(5,411)	78,332	892,247	—	—	(57,671)	834,576
12/21/2015(1) - 5/31/2016	49,019	—	182	—	49,201	500,000	—	1,853	—	501,853
Retirement 2020
Class A
11/30/2016	5,703	—	—	(1,052)	4,651	61,991	—	—	(11,574)	50,417
12/21/2015(1) - 5/31/2016	2,722	—	13	(731)	2,004	28,951	—	141	(7,719)	21,373
Class I
11/30/2016	—	—	—	—	—	—	—	—	—	—
5/31/2016	—	—	2,766	—	2,766	—	—	29,045	—	29,045
Class R6
11/30/2016	289,043	—	—	(43,945)	245,098	3,182,024	—	—	(481,534)	2,700,490
12/21/2015(1) - 5/31/2016	274	—	13	—	287	3,000	—	141	—	3,141
Retirement 2025
Class A
11/30/2016	4,835	—	—	(1,017)	3,818	53,078	—	—	(11,140)	41,938
12/21/2015(1) - 5/31/2016	47,821	—	183	—	48,004	503,558	—	1,933	—	505,491
Class I
11/30/2016	—	—	—	—	—	—	—	—	—	—
5/31/2016	—	—	19	—	19	—	—	204	—	204
Class R6
11/30/2016	170,152	—	—	(49,768)	120,384	1,894,292	—	—	(548,230)	1,346,062
12/21/2015(1) - 5/31/2016	47,483	—	186	—	47,669	500,000	—	1,961	—	501,961
Retirement 2030
Class A
11/30/2016	7,696	—	—	(87)	7,609	84,673	—	—	(966)	83,707
12/21/2015(1) - 5/31/2016	47,786	—	201	—	47,987	505,145	—	2,138	—	507,283
Class I
11/30/2016	—	—	—	—	—	—	—	—	—	—
5/31/2016	—	—	22	—	22	—	—	237	—	237
Class R6
11/30/2016	228,604	—	—	(26,367)	202,237	2,543,284	—	—	(295,163)	2,248,121
12/21/2015(1) - 5/31/2016	47,303	—	204	—	47,507	500,000	—	2,162	—	502,162

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2035
Class A
11/30/2016	4,331	—	—	—	4,331	47,621	—	—	—	47,621
12/21/2015(1) - 5/31/2016	48,778	—	204	—	48,982	510,631	—	2,149	—	512,780
Class I
11/30/2016	31,485	—	—	—	31,485	350,000	—	—	—	350,000
5/31/2016	—	—	22	—	22	—	—	232	—	232
Class R6
11/30/2016	62,069	—	—	(52)	62,017	688,122	—	—	(576)	687,546
12/21/2015(1) - 5/31/2016	47,755	—	207	—	47,962	500,000	—	2,173	—	502,173
Retirement 2040
Class A
11/30/2016	3,194	—	—	(1,054)	2,140	35,355	—	—	(11,798)	23,557
12/21/2015(1) - 5/31/2016	49,752	—	222	(1,544)	48,430	523,196	—	2,348	(15,222)	510,322
Class I
11/30/2016	—	—	—	—	—	—	—	—	—	—
5/31/2016	—	—	25	—	25	—	—	262	—	262
Class R6
11/30/2016	11,747	—	—	(136)	11,611	131,354	—	—	(1,511)	129,843
12/21/2015(1) - 5/31/2016	47,438	—	224	—	47,662	500,000	—	2,372	—	502,372
Retirement 2045
Class A
11/30/2016	2,916	—	—	(688)	2,228	32,642	—	—	(7,792)	24,850
12/21/2015(1) - 5/31/2016	52,256	—	235	(91)	52,400	553,138	—	2,514	(977)	554,675
Class I
11/30/2016	—	—	—	—	—	—	—	—	—	—
5/31/2016	—	—	27	—	27	—	—	285	—	285
Class R6
11/30/2016	27,767	—	—	(22)	27,745	309,895	—	—	(251)	309,644
12/21/2015(1) - 5/31/2016	46,992	—	238	—	47,230	500,000	—	2,542	—	502,542
Retirement 2050
Class A
11/30/2016	1,429	—	—	(265)	1,164	15,466	—	—	(2,958)	12,508
12/21/2015(1) - 5/31/2016	50,365	—	236	—	50,601	534,332	—	2,516	—	536,848
Class I
11/30/2016	—	—	—	—	—	—	—	—	—	—
5/31/2016	—	—	26	—	26	—	—	281	—	281
Class R6
11/30/2016	11,627	—	—	(1,775)	9,852	131,065	—	—	(20,088)	110,977
12/21/2015(1) - 5/31/2016	47,037	—	238	—	47,275	500,000	—	2,540	—	502,540

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2055
Class A
11/30/2016	2,213	—	—	—	2,213	24,609	—	—	—	24,609
12/21/2015(1) - 5/31/2016	48,947	—	232	(85)	49,094	520,711	—	2,476	(909)	522,278
Class I
11/30/2016	—	—	—	—	—	—	—	—	—	—
5/31/2016	—	—	26	—	26	—	—	278	—	278
Class R6
11/30/2016	6,630	—	—	(653)	5,977	74,702	—	—	(7,311)	67,391
12/21/2015(1) - 5/31/2016	46,992	—	234	—	47,226	500,000	—	2,500	—	502,500
Retirement 2060
Class A
11/30/2016	504	—	—	—	504	5,306	—	—	—	5,306
12/21/2015(1) - 5/31/2016	50,193	—	59	—	50,252	501,755	—	600	—	502,355
Class I
11/30/2016	—	—	—	—	—	—	—	—	—	—
12/21/2015(1) - 5/31/2016	5,001	—	6	—	5,007	50,010	—	62	—	50,072
Class R6
11/30/2016	3,052	—	—	(2)	3,050	32,186	—	—	(23)	32,163
12/21/2015(1) - 5/31/2016	50,000	—	63	—	50,063	500,000	—	630	—	500,630

(1)
Commencement of operations

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Funds paid no dividends or distributions during the six months ended November 30, 2016. The tax composition of dividends and distributions to shareholders during the year ended May 31, 2016 was as follows:
	Ordinary Income	Long-term Capital Gains
In-Retirement	$2,133	$1,721
Retirement 2020	10,417	18,910
Retirement 2025	2,033	2,065
Retirement 2030	2,408	2,129
Retirement 2035	2,434	2,120
Retirement 2040	2,488	2,494
Retirement 2045	2,526	2,815
Retirement 2050	2,520	2,817
Retirement 2055	2,536	2,718
Retirement 2060	1,292	—

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
In-Retirement	$5,921	$—	$(949)	$24,226	$—-	—
Retirement 2020	2,691	—	—	1,827	(992)	None
Retirement 2025	4,539	210	(675)	25,119	—	—
Retirement 2030	3,545	—	(2,812)	26,978	—	—
Retirement 2035	2,823	—	(2,999)	25,759	—	—
Retirement 2040	2,228	—	(2,484)	26,258	—	—
Retirement 2045	1,299	—	(1,480)	30,064	—	—
Retirement 2050	1,306	—	(1,964)	28,751	—	—
Retirement 2055	980	—	(3,810)	28,732	—	—
Retirement 2060	867	—	(3,323)	28,697	—	—
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2016, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2016, the Funds declared and paid dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
In-Retirement
Class A	$0.1502	$0.0422	$0.0044	January 3, 2017	December 29, 2016
Class I	$0.1697	$0.0422	$0.0044	January 3, 2017	December 29, 2016
Class R6	$0.1713	$0.0422	$0.0044	January 3, 2017	December 29, 2016
Retirement 2020
Class A	$0.1367	$0.0129	$0.0028	January 3, 2017	December 29, 2016
Class I	$0.1499	$0.0129	$0.0028	January 3, 2017	December 29, 2016
Class R6	$0.1505	$0.0129	$0.0028	January 3, 2017	December 29, 2016
Retirement 2025
Class A	$0.1447	$0.0430	$0.0006	January 3, 2017	December 29, 2016
Class I	$0.1671	$0.0430	$0.0006	January 3, 2017	December 29, 2016
Class R6	$0.1735	$0.0430	$0.0006	January 3, 2017	December 29, 2016
Retirement 2030
Class A	$0.1528	$0.0866	$0.0033	January 3, 2017	December 29, 2016
Class I	$0.1724	$0.0866	$0.0033	January 3, 2017	December 29, 2016
Class R6	$0.1788	$0.0866	$0.0033	January 3, 2017	December 29, 2016

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Retirement 2035
Class A	$0.1459	$0.0224	$—	January 3, 2017	December 29, 2016
Class I	$0.1694	$0.0224	$—	January 3, 2017	December 29, 2016
Class R6	$0.1721	$0.0224	$—	January 3, 2017	December 29, 2016
Retirement 2040
Class A	$0.1726	$0.0280	$—	January 3, 2017	December 29, 2016
Class I	$0.1929	$0.0280	$—	January 3, 2017	December 29, 2016
Class R6	$0.1997	$0.0280	$—	January 3, 2017	December 29, 2016
Retirement 2045
Class A	$0.1507	$0.0426	$0.0077	January 3, 2017	December 29, 2016
Class I	$0.1745	$0.0426	$0.0077	January 3, 2017	December 29, 2016
Class R6	$0.1803	$0.0426	$0.0077	January 3, 2017	December 29, 2016
Retirement 2050
Class A	$0.1582	$0.0293	$0.0048	January 3, 2017	December 29, 2016
Class I	$0.1840	$0.0293	$0.0048	January 3, 2017	December 29, 2016
Class R6	$0.1885	$0.0293	$0.0048	January 3, 2017	December 29, 2016
Retirement 2055
Class A	$0.1558	$0.0136	$0.0032	January 3, 2017	December 29, 2016
Class I	$0.1816	$0.0136	$0.0032	January 3, 2017	December 29, 2016
Class R6	$0.1861	$0.0136	$0.0032	January 3, 2017	December 29, 2016
Retirement 2060
Class A	$0.1383	$0.0064	$0.0007	January 3, 2017	December 29, 2016
Class I	$0.1605	$0.0064	$0.0007	January 3, 2017	December 29, 2016
Class R6	$0.1658	$0.0064	$0.0007	January 3, 2017	December 29, 2016
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Target In-Retirement Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.0%
185		iShares Barclays 20+ Year Treasury Bond Fund	$22,244	1.0
827		iShares Russell 1000 Value Index Fund	90,896	4.0
3,674		Schwab U.S. TIPs ETF	203,503	9.0
111		Vanguard S&P 500 ETF	22,466	1.0
		Total Exchange-Traded Funds (Cost $332,456)	339,109	15.0
MUTUAL FUNDS: 85.0%
		Affiliated Investment Companies: 63.0%
8,354		Voya Corporate Leaders® 100 Fund - Class R6	158,302	7.0
11,460		Voya Floating Rate Fund - Class I	113,457	5.0
14,019		Voya Global Bond Fund - Class R6	135,145	6.0
1,205		Voya Global Real Estate Fund - Class R6	22,445	1.0
5,736		Voya High Yield Bond Fund - Class R6	45,486	2.0
45,447		Voya Intermediate Bond Fund - Class R6	452,196	20.1
7,623		Voya International Core Fund - Class I	67,919	3.0
5,364		Voya Large Cap Value Fund - Class R6	68,231	3.0
3,199	@	Voya Large-Cap Growth Fund - Class R6	111,759	4.9
1,357	@	Voya MidCap Opportunities Fund - Class R6	33,537	1.5
3,016		Voya Multi-Manager Mid Cap Value Fund - Class I	33,956	1.5
1,126		Voya Real Estate Fund - Class R6	22,389	1.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
16,111		Voya Short Term Bond Fund - Class R6	$158,375	7.0
			1,423,197	63.0
		Unaffiliated Investment Companies: 22.0%
6,944	@	Credit Suisse Commodity Return Strategy Fund - Class I	34,509	1.5
26,291		TIAA-CREF Bond Index Fund - Class I	282,106	12.5
2,721		TIAA-CREF International Equity Index Fund - Class I	45,141	2.0
5,425		TIAA-CREF S&P 500 Index Fund - Class I	135,343	6.0
			497,099	22.0
		Total Mutual Funds (Cost $1,915,106)	1,920,296	85.0
		Total Investments in Securities (Cost $2,247,562)	$2,259,405	100.0
		Liabilities in Excess of Other Assets	(597)	(0.0)
		Net Assets	$2,258,808	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $2,250,704.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$33,850
Gross Unrealized Depreciation	(25,149)
Net Unrealized Appreciation	$8,701

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$339,109	$—	$—	$339,109
Mutual Funds	1,920,296	—	—	1,920,296
Total Investments, at fair value	$2,259,405	$—	$—	$2,259,405

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target In-Retirement Fund	as of November 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$81,923	$114,490	$(43,790)	$5,679	$158,302	$—	$3,313	$—
Voya Floating Rate Fund - Class I	59,057	58,443	(4,584)	541	113,457	1,710	52	—
Voya Global Bond Fund - Class R6	69,861	74,029	(3,625)	(5,120)	135,145	1,417	245	—
Voya Global Real Estate Fund - Class R6	11,649	13,108	(758)	(1,554)	22,445	225	(10)	—
Voya High Yield Bond Fund - Class I	35,336	645	(34,686)	(1,295)	—	363	(3)	—
Voya High Yield Bond Fund - Class R6	—	57,347	(13,104)	1,243	45,486	699	1,001	—
Voya Intermediate Bond Fund - Class R6	233,688	348,914	(117,499)	(12,907)	452,196	5,341	3,832	—
Voya International Core Fund - Class I	34,595	35,848	(1,850)	(674)	67,919	—	13	—
Voya Large Cap Value Fund - Class R6	35,087	43,940	(14,370)	3,574	68,231	568	1,308	—
Voya Large-Cap Growth Fund - Class R6	59,727	58,777	(8,733)	1,988	111,759	—	360	—
Voya MidCap Opportunities Fund - Class R6	17,889	25,554	(10,145)	239	33,537	—	716	—
Voya Multi-Manager Mid Cap Value Fund - Class I	17,589	25,652	(11,251)	1,966	33,956	—	1,124	—
Voya Real Estate Fund - Class R6	11,647	13,096	(1,036)	(1,318)	22,389	245	69	—
Voya Short Term Bond Fund - Class R6	93,746	91,663	(26,082)	(952)	158,375	1,190	1	—
	$761,794	$961,506	$(291,513)	$(8,590)	$1,423,197	$11,758	$12,021	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.7%
210		iShares Barclays 20+ Year Treasury Bond Fund	$25,250	0.7
1,249		iShares Russell 1000 Value Index Fund	137,278	4.0
297		iShares Russell 2000 Value Index Fund	34,107	1.0
4,317		Schwab U.S. TIPs ETF	239,119	7.0
168		Vanguard S&P 500 ETF	34,003	1.0
		Total Exchange-Traded Funds (Cost $466,825)	469,757	13.7
MUTUAL FUNDS: 86.1%
		Affiliated Investment Companies: 63.1%
14,422		Voya Corporate Leaders® 100 Fund - Class R6	273,305	8.0
17,313		Voya Floating Rate Fund - Class I	171,399	5.0
21,179		Voya Global Bond Fund - Class R6	204,162	6.0
1,820		Voya Global Real Estate Fund - Class R6	33,907	1.0
8,665		Voya High Yield Bond Fund - Class R6	68,715	2.0
41,194		Voya Intermediate Bond Fund - Class R6	409,881	11.9
15,354		Voya International Core Fund - Class I	136,802	4.0
8,096		Voya Large Cap Value Fund - Class R6	102,978	3.0
6,765	@	Voya Large-Cap Growth Fund - Class R6	236,382	6.9
3,416	@	Voya MidCap Opportunities Fund - Class R6	84,419	2.5
13,505		Voya Multi-Manager International Equity Fund - Class I	136,268	4.0
7,593		Voya Multi-Manager Mid Cap Value Fund - Class I	85,495	2.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,701		Voya Real Estate Fund - Class R6	$33,824	1.0
14,778		Voya Short Term Bond Fund - Class R6	145,263	4.3
562	@	Voya SmallCap Opportunities Fund - Class R6	33,827	1.0
			2,156,627	63.1
		Unaffiliated Investment Companies: 23.0%
10,481	@	Credit Suisse Commodity Return Strategy Fund - Class I	52,092	1.5
23,835		TIAA-CREF Bond Index Fund - Class I	255,754	7.5
6,167		TIAA-CREF International Equity Index Fund - Class I	102,306	3.0
15,025		TIAA-CREF S&P 500 Index Fund - Class I	374,878	11.0
			785,030	23.0
		Total Mutual Funds (Cost $2,955,675)	2,941,657	86.1
		Total Investments in Securities (Cost $3,422,500)	$3,411,414	99.8
		Assets in Excess of Other Liabilities	5,990	0.2
		Net Assets	$3,417,404	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $3,440,295.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$34,296
Gross Unrealized Depreciation	(63,177)
Net Unrealized Depreciation	$(28,881)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$469,757	$—	$—	$469,757
Mutual Funds	2,941,657	—	—	2,941,657
Total Investments, at fair value	$3,411,414	$—	$—	$3,411,414

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of November 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/2016	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$52,644	$—	$215,031	$5,630	$273,305	$—	$4,557	$—
Voya Floating Rate Fund - Class I	33,252	164,241	(27,533)	1,439	171,399	2,036	(768)	—
Voya Global Bond Fund - Class R6	39,333	204,004	(30,864)	(8,311)	204,162	1,426	18	—
Voya Global Real Estate Fund - Class R6	6,557	35,327	(5,356)	(2,621)	33,907	246	(311)	—
Voya High Yield Bond Fund - Class I	19,897	927	(21,817)	993	—	206	(10)	—
Voya High Yield Bond Fund - Class R6	—	92,274	(23,203)	(356)	68,715	965	(368)	—
Voya Intermediate Bond Fund - Class R6	79,262	404,130	(61,672)	(11,839)	409,881	3,880	669	—
Voya International Core Fund - Class I	25,927	133,642	(20,794)	(1,973)	136,802	—	(688)	—
Voya Large Cap Value Fund - Class R6	19,757	180,548	(100,986)	3,659	102,978	654	1,437	—
Voya Large-Cap Growth Fund - Class R6	47,094	228,048	(34,746)	(4,014)	236,382	—	5,617	—
Voya MidCap Opportunities Fund - Class R6	16,786	101,736	(34,991)	888	84,419	—	(42)	—
Voya Multi-Manager International Equity Fund - Class I	26,308	153,358	(39,686)	(3,712)	136,268	—	(979)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	16,506	101,785	(38,271)	5,475	85,495	—	168	—
Voya Real Estate Fund - Class R6	6,556	35,272	(5,146)	(2,858)	33,824	291	103	—
Voya Short Term Bond Fund - Class R6	39,587	174,138	(67,953)	(509)	145,263	921	(478)	—
Voya SmallCap Opportunities Fund - Class R6	6,742	52,891	(26,332)	526	33,827	—	1,060	—
	$436,208	$2,062,321	$(324,319)	$(17,583)	$2,156,627	$10,625	$9,985	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.4%
362		iShares Barclays 20+ Year Treasury Bond Fund	$43,527	1.7
2,142		iShares MSCI Emerging Markets Index Fund	76,041	3.0
925		iShares Russell 1000 Value Index Fund	101,667	4.2
330		iShares Russell 2000 Value Index Fund	37,897	1.5
125		Vanguard S&P 500 ETF	25,300	1.0
		Total Exchange-Traded Funds (Cost $281,454)	284,432	11.4
MUTUAL FUNDS: 88.4%
		Affiliated Investment Companies: 67.9%
11,866		Voya Corporate Leaders® 100 Fund - Class R6	224,853	8.9
12,666		Voya Floating Rate Fund - Class I	125,390	5.0
15,487		Voya Global Bond Fund - Class R6	149,297	6.0
1,331		Voya Global Real Estate Fund - Class R6	24,804	1.0
6,340		Voya High Yield Bond Fund - Class R6	50,277	2.0
31,388		Voya Intermediate Bond Fund - Class R6	312,311	12.4
14,036		Voya International Core Fund - Class I	125,057	5.0
6,808		Voya Large Cap Value Fund - Class R6	86,600	3.5
5,301	@	Voya Large-Cap Growth Fund - Class R6	185,207	7.4
3,502	@	Voya MidCap Opportunities Fund - Class R6	86,524	3.5
12,250		Voya Multi-Manager International Equity Fund - Class I	123,602	4.9
7,773		Voya Multi-Manager Mid Cap Value Fund - Class I	87,522	3.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,245		Voya Real Estate Fund - Class R6	$24,747	1.0
5,724		Voya Short Term Bond Fund - Class R6	56,270	2.3
609	@	Voya SmallCap Opportunities Fund - Class R6	36,665	1.5
			1,699,126	67.9
		Unaffiliated Investment Companies: 20.5%
7,803	@	Credit Suisse Commodity Return Strategy Fund - Class I	38,783	1.6
9,246		TIAA-CREF Bond Index Fund - Class I	99,209	4.0
6,013		TIAA-CREF International Equity Index Fund - Class I	99,754	4.0
10,956		TIAA-CREF S&P 500 Index Fund - Class I	273,360	10.9
			511,106	20.5
		Total Mutual Funds (Cost $2,216,865)	2,210,232	88.4
		Total Investments in Securities (Cost $2,498,319)	$2,494,664	99.8
		Assets in Excess of Other Liabilities	3,834	0.2
		Net Assets	$2,498,498	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $2,501,791.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$34,827
Gross Unrealized Depreciation	(41,954)
Net Unrealized Depreciation	$(7,127)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$284,432	$—	$—	$284,432
Mutual Funds	2,210,232	—	—	2,210,232
Total Investments, at fair value	$2,494,664	$—	$—	$2,494,664

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of November 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/2016	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$98,208	$175,582	$(54,252)	$5,315	$224,853	$—	$5,332	$—
Voya Floating Rate Fund - Class I	55,110	100,132	(29,890)	38	125,390	2,180	754	—
Voya Global Bond Fund - Class R6	65,189	125,263	(32,258)	(8,897)	149,297	1,792	1,625	—
Voya Global Real Estate Fund - Class R6	10,867	22,593	(6,253)	(2,403)	24,804	270	(449)	—
Voya High Yield Bond Fund - Class I	32,978	1,028	(32,723)	(1,283)	—	339	25	—
Voya High Yield Bond Fund - Class R6	—	76,804	(26,423)	(104)	50,277	961	1,948	—
Voya Intermediate Bond Fund - Class R6	136,775	264,831	(78,336)	(10,959)	312,311	4,281	1,304	—
Voya International Core Fund - Class I	53,867	102,767	(29,137)	(2,440)	125,057	—	(484)	—
Voya Large Cap Value Fund - Class R6	38,306	130,972	(84,517)	1,839	86,600	825	3,110	—
Voya Large-Cap Growth Fund - Class R6	83,628	146,198	(42,790)	(1,829)	185,207	—	2,907	—
Voya MidCap Opportunities Fund - Class R6	38,949	72,484	(23,954)	(955)	86,524	—	1,142	—
Voya Multi-Manager International Equity Fund - Class I	54,373	140,682	(67,167)	(4,286)	123,602	—	(733)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	38,301	80,963	(34,651)	2,909	87,522	—	3,435	—
Voya Real Estate Fund - Class R6	10,866	22,719	(6,256)	(2,582)	24,747	303	(115)	—
Voya Short Term Bond Fund - Class R6	54,674	89,978	(87,955)	(427)	56,270	792	(148)	—
Voya SmallCap Opportunities Fund - Class R6	16,849	53,567	(33,974)	223	36,665	—	2,220	—
	$788,940	$1,606,563	$(670,536)	$(25,841)	$1,699,126	$11,743	$21,873	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.0%
782		iShares Barclays 20+ Year Treasury Bond Fund	$94,028	2.7
1,962		iShares MSCI Emerging Markets Index Fund	69,651	2.0
2,781		iShares Russell 1000 Value Index Fund	305,660	8.8
454		iShares Russell 2000 Value Index Fund	52,137	1.5
171		Vanguard S&P 500 ETF	34,610	1.0
		Total Exchange-Traded Funds (Cost $543,419)	556,086	16.0
MUTUAL FUNDS:83.9%
		Affiliated Investment Companies: 59.4%
19,259		Voya Corporate Leaders® 100 Fund - Class R6	364,964	10.4
17,615		Voya Floating Rate Fund - Class I	174,387	5.0
2,778		Voya Global Real Estate Fund - Class R6	51,753	1.5
8,816		Voya High Yield Bond Fund - Class R6	69,913	2.0
29,688		Voya Intermediate Bond Fund - Class R6	295,399	8.5
19,527		Voya International Core Fund - Class I	173,981	5.0
8,605	@	Voya Large-Cap Growth Fund - Class R6	300,668	8.7
4,871	@	Voya MidCap Opportunities Fund - Class R6	120,371	3.5
7,295		Voya Multi-Manager Emerging Markets Equity Fund - Class I	69,740	2.0
17,175		Voya Multi-Manager International Equity Fund - Class I	173,300	5.0
10,814		Voya Multi-Manager Mid Cap Value Fund - Class I	121,770	3.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
2,597		Voya Real Estate Fund - Class R6	$51,627	1.5
4,425		Voya Short Term Bond Fund - Class R6	43,496	1.3
859	@	Voya SmallCap Opportunities Fund - Class R6	51,691	1.5
			2,063,060	59.4
		Unaffiliated Investment Companies: 24.5%
10,675	@	Credit Suisse Commodity Return Strategy Fund - Class I	53,054	1.5
9,700		TIAA-CREF Bond Index Fund - Class I	104,085	3.0
10,457		TIAA-CREF International Equity Index Fund - Class I	173,488	5.0
20,844		TIAA-CREF S&P 500 Index Fund - Class I	520,063	15.0
			850,690	24.5
		Total Mutual Funds (Cost $2,901,810)	2,913,750	83.9
		Total Investments in Securities (Cost $3,445,229)	$3,469,836	99.9
		Assets in Excess of Other Liabilities	2,256	0.1
		Net Assets	$3,472,092	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $3,448,252.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$69,146
Gross Unrealized Depreciation	(47,562)
Net Unrealized Appreciation	$21,584

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$556,086	$—	$—	$556,086
Mutual Funds	2,913,750	—	—	2,913,750
Total Investments, at fair value	$3,469,836	$—	$—	$3,469,836

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of November 30, 2016 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$114,707	$288,369	$(50,225)	$12,113	$364,964	$—	$4,391	$—
Voya Floating Rate Fund - Class I	55,149	136,247	(17,368)	359	174,387	2,355	435	—
Voya Global Real Estate Fund - Class R6	16,217	44,804	(4,620)	(4,648)	51,753	468	129	—
Voya High Yield Bond Fund - Class I	33,001	727	(32,448)	(1,280)	—	338	19	—
Voya High Yield Bond Fund - Class R6	—	87,708	(18,258)	463	69,913	1,054	1,417	—
Voya Intermediate Bond Fund - Class R6	93,096	250,555	(39,158)	(9,094)	295,399	3,195	1,242	—
Voya International Core Fund - Class I	53,902	139,452	(16,193)	(3,180)	173,981	—	350	—
Voya Large-Cap Growth Fund - Class R6	97,634	231,290	(28,101)	(155)	300,668	—	3,342	—
Voya MidCap Opportunities Fund - Class R6	39,025	104,757	(23,190)	(221)	120,371	—	1,651	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	21,195	96,569	(45,396)	(2,628)	69,740	—	3,215	—
Voya Multi-Manager International Equity Fund - Class I	54,357	141,291	(16,212)	(6,136)	173,300	—	425	—
Voya Multi-Manager Mid Cap Value Fund - Class I	38,370	105,568	(28,350)	6,182	121,770	—	2,721	—
Voya Real Estate Fund - Class R6	16,476	44,776	(5,257)	(4,368)	51,627	539	271	—
Voya Short Term Bond Fund - Class R6	43,771	96,792	(96,741)	(326)	43,496	636	(135)	—
Voya SmallCap Opportunities Fund - Class R6	16,831	58,967	(25,366)	1,259	51,691	—	1,805	—
	$693,731	$1,827,872	$(446,883)	$(11,660)	$2,063,060	$8,585	$21,278	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.3%
136		iShares Barclays 20+ Year Treasury Bond Fund	$16,353	0.7
1,255		iShares MSCI Emerging Markets Index Fund	44,553	2.0
1,525		iShares Russell 1000 Value Index Fund	167,613	7.6
291		iShares Russell 2000 Value Index Fund	33,418	1.5
792		iShares Russell Midcap Growth Index Fund	77,180	3.5
110		Vanguard S&P 500 ETF	22,264	1.0
		Total Exchange-Traded Funds (Cost $346,294)	361,381	16.3
MUTUAL FUNDS: 83.6%
		Affiliated Investment Companies: 60.1%
14,085		Voya Corporate Leaders® 100 Fund - Class R6	266,917	12.0
11,273		Voya Floating Rate Fund - Class I	111,600	5.0
1,778		Voya Global Real Estate Fund - Class R6	33,122	1.5
5,642		Voya High Yield Bond Fund - Class R6	44,740	2.0
12,852		Voya Intermediate Bond Fund - Class R6	127,874	5.7
17,494		Voya International Core Fund - Class I	155,869	7.0
5,979	@	Voya Large-Cap Growth Fund - Class R6	208,900	9.4
9,336		Voya Multi-Manager Emerging Markets Equity Fund - Class I	89,251	4.0
15,388		Voya Multi-Manager International Equity Fund - Class I	155,265	7.0
6,921		Voya Multi-Manager Mid Cap Value Fund - Class I	77,932	3.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,662		Voya Real Estate Fund - Class R6	$33,046	1.5
549	@	Voya SmallCap Opportunities Fund - Class R6	33,056	1.5
			1,337,572	60.1
		Unaffiliated Investment Companies: 23.5%
6,827	@	Credit Suisse Commodity Return Strategy Fund - Class I	33,932	1.5
2,069		TIAA-CREF Bond Index Fund - Class I	22,203	1.0
6,692		TIAA-CREF International Equity Index Fund - Class I	111,022	5.0
14,228		TIAA-CREF S&P 500 Index Fund - Class I	354,983	16.0
			522,140	23.5
		Total Mutual Funds (Cost $1,833,076)	1,859,712	83.6
		Total Investments in Securities (Cost $2,179,370)	$2,221,093	99.9
		Assets in Excess of Other Liabilities	2,559	0.1
		Net Assets	$2,223,652	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $2,181,467.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$62,981
Gross Unrealized Depreciation	(23,355)
Net Unrealized Appreciation	$39,626

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$361,381	$—	$—	$361,381
Mutual Funds	1,859,712	—	—	1,859,712
Total Investments, at fair value	$2,221,093	$—	$—	$2,221,093

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of November 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$131,944	$134,687	$(11,177)	$11,463	$266,917	$—	$1,200	$—
Voya Floating Rate Fund - Class I	55,398	57,616	(1,961)	547	111,600	1,710	38	—
Voya Global Real Estate Fund - Class R6	16,291	19,914	(364)	(2,719)	33,122	317	26	—
Voya High Yield Bond Fund - Class I	33,111	315	(32,579)	(847)	—	335	17	—
Voya High Yield Bond Fund - Class R6	—	54,747	(10,675)	668	44,740	708	831	—
Voya Intermediate Bond Fund - Class R6	71,528	79,661	(19,591)	(3,724)	127,874	1,714	583	—
Voya International Core Fund - Class I	76,036	85,196	(3,295)	(2,068)	155,869	—	(352)	—
Voya Large-Cap Growth Fund - Class R6	106,489	102,345	(1,531)	1,597	208,900	—	750	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,824	57,731	(11,356)	52	89,251	—	1,775	—
Voya Multi-Manager International Equity Fund - Class I	76,353	86,485	(2,590)	(4,983)	155,265	—	37	—
Voya Multi-Manager Mid Cap Value Fund - Class I	38,779	61,913	(25,783)	3,023	77,932	—	2,943	—
Voya Real Estate Fund - Class R6	16,550	19,996	(1,053)	(2,447)	33,046	344	112	—
Voya Short Term Bond Fund - Class R6	10,992	6,473	(17,456)	(9)	—	52	38	—
Voya SmallCap Opportunities Fund - Class R6	17,052	23,248	(8,519)	1,275	33,056	—	972	—
	$693,347	$790,327	$(147,930)	$1,828	$1,337,572	$5,180	$8,970	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS:18.0%
732		iShares MSCI Emerging Markets Index Fund	$25,986	2.0
948		iShares Russell 1000 Value Index Fund	104,194	8.0
226		iShares Russell 2000 Value Index Fund	25,954	2.0
660		iShares Russell Midcap Growth Index Fund	64,317	5.0
64		Vanguard S&P 500 ETF	12,954	1.0
		Total Exchange-Traded Funds (Cost $215,980)	233,405	18.0
MUTUAL FUNDS:81.8%
		Affiliated Investment Companies: 58.3%
7,527		Voya Corporate Leaders® 100 Fund - Class R6	142,634	10.9
2,629		Voya Floating Rate Fund - Class I	26,023	2.0
1,036		Voya Global Real Estate Fund - Class R6	19,310	1.5
3,289		Voya High Yield Bond Fund - Class R6	26,082	2.0
7,166		Voya Intermediate Bond Fund - Class R6	71,305	5.5
10,198		Voya International Core Fund - Class I	90,866	7.0
3,669	@	Voya Large-Cap Growth Fund - Class R6	128,192	9.9
5,442		Voya Multi-Manager Emerging Markets Equity Fund - Class I	52,027	4.0
8,970		Voya Multi-Manager International Equity Fund - Class I	90,508	7.0
5,763		Voya Multi-Manager Mid Cap Value Fund - Class I	64,897	5.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
969		Voya Real Estate Fund - Class R6	$19,265	1.5
427	@	Voya SmallCap Opportunities Fund - Class R6	25,700	2.0
			756,809	58.3
		Unaffiliated Investment Companies: 23.5%
3,984	@	Credit Suisse Commodity Return Strategy Fund - Class I	19,803	1.5
3,901		TIAA-CREF International Equity Index Fund - Class I	64,720	5.0
8,813		TIAA-CREF S&P 500 Index Fund - Class I	219,889	17.0
			304,412	23.5
		Total Mutual Funds (Cost $1,021,043)	1,061,221	81.8
		Total Investments in Securities (Cost $1,237,023)	$1,294,626	99.8
		Assets in Excess of Other Liabilities	2,204	0.2
		Net Assets	$1,296,830	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,240,224.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$64,039
Gross Unrealized Depreciation	(9,637)
Net Unrealized Appreciation	$54,402

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$233,405	$—	$—	$233,405
Mutual Funds	1,061,221	—	—	1,061,221
Total Investments, at fair value	$1,294,626	$—	$—	$1,294,626

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of November 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$131,728	$20,502	$(17,059)	$7,463	$142,634	$—	$1,602	$—
Voya Floating Rate Fund - Class I	22,142	4,533	(822)	170	26,023	506	18	—
Voya Global Real Estate Fund - Class R6	16,277	4,927	(575)	(1,319)	19,310	242	15	—
Voya High Yield Bond Fund - Class I	33,083	492	(32,720)	(855)	—	334	22	—
Voya High Yield Bond Fund - Class R6	—	36,211	(10,992)	863	26,082	475	855	—
Voya Intermediate Bond Fund - Class R6	77,011	16,216	(20,341)	(1,581)	71,305	1,248	567	—
Voya International Core Fund - Class I	75,956	16,862	(1,600)	(352)	90,866	—	(292)	—
Voya Large-Cap Growth Fund - Class R6	112,000	16,473	(2,165)	1,884	128,192	—	1,032	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,591	11,124	(4,292)	2,604	52,027	—	508	—
Voya Multi-Manager International Equity Fund - Class I	76,274	18,104	(1,714)	(2,156)	90,508	—	(42)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	55,000	16,650	(11,062)	4,309	64,897	—	1,359	—
Voya Real Estate Fund - Class R6	16,537	5,086	(1,256)	(1,102)	19,265	248	111	—
Voya SmallCap Opportunities Fund - Class R6	22,524	5,587	(4,315)	1,904	25,700	—	488	—
	$681,123	$172,767	$(108,913)	$11,832	$756,809	$3,053	$6,243	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS:20.5%
125		iShares Barclays 20+ Year Treasury Bond Fund	$15,030	1.0
865		iShares MSCI Emerging Markets Index Fund	30,708	2.0
1,261		iShares Russell 1000 Value Index Fund	138,597	9.0
267		iShares Russell 2000 Value Index Fund	30,662	2.0
858		iShares Russell Midcap Growth Index Fund	83,612	5.5
76		Vanguard S&P 500 ETF	15,382	1.0
		Total Exchange-Traded Funds (Cost $292,335)	313,991	20.5
MUTUAL FUNDS:79.4%
		Affiliated Investment Companies: 56.9%
8,898		Voya Corporate Leaders® 100 Fund - Class R6	168,613	10.9
2,719		Voya Floating Rate Fund - Class I	26,914	1.8
1,225		Voya Global Real Estate Fund - Class R6	22,823	1.5
4,235		Voya Intermediate Bond Fund - Class R6	42,142	2.8
12,917		Voya International Core Fund - Class I	115,087	7.5
4,771	@	Voya Large-Cap Growth Fund - Class R6	166,694	10.9
6,434		Voya Multi-Manager Emerging Markets Equity Fund - Class I	61,509	4.0
12,876		Voya Multi-Manager International Equity Fund - Class I	129,923	8.5
7,495		Voya Multi-Manager Mid Cap Value Fund - Class I	84,392	5.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,145		Voya Real Estate Fund - Class R6	$22,768	1.5
505	@	Voya SmallCap Opportunities Fund - Class R6	30,373	2.0
			871,238	56.9
		Unaffiliated Investment Companies: 22.5%
4,706	@	Credit Suisse Commodity Return Strategy Fund - Class I	23,390	1.5
4,612		TIAA-CREF International Equity Index Fund - Class I	76,508	5.0
9,805		TIAA-CREF S&P 500 Index Fund - Class I	244,632	16.0
			344,530	22.5
		Total Mutual Funds (Cost $1,174,903)	1,215,768	79.4
		Total Investments in Securities (Cost $1,467,238)	$1,529,759	99.9
		Assets in Excess of Other Liabilities	1,209	0.1
		Net Assets	$1,530,968	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,470,179.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$71,316
Gross Unrealized Depreciation	(11,736)
Net Unrealized Appreciation	$59,580

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$313,991	$—	$—	$313,991
Mutual Funds	1,215,768	—	—	1,215,768
Total Investments, at fair value	$1,529,759	$—	$—	$1,529,759

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of November 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$137,520	$40,071	$(17,664)	$8,686	$168,613	$—	$1,626	$—
Voya Floating Rate Fund - Class I	20,217	7,372	(832)	157	26,914	476	18	—
Voya Global Real Estate Fund - Class R6	16,985	7,873	(510)	(1,525)	22,823	265	38	—
Voya Intermediate Bond Fund - Class R6	48,816	20,023	(25,431)	(1,266)	42,142	763	741	—
Voya International Core Fund - Class I	84,933	32,505	(1,631)	(720)	115,087	—	(82)	—
Voya Large-Cap Growth Fund - Class R6	128,560	37,253	(1,958)	2,839	166,694	—	895	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	44,557	22,582	(7,953)	2,323	61,509	—	1,020	—
Voya Multi-Manager International Equity Fund - Class I	96,661	38,054	(1,765)	(3,027)	129,923	—	5	—
Voya Multi-Manager Mid Cap Value Fund - Class I	63,423	40,887	(24,740)	4,822	84,392	—	2,570	—
Voya Real Estate Fund - Class R6	17,255	8,010	(1,230)	(1,267)	22,768	278	127	—
Voya SmallCap Opportunities Fund - Class R6	23,613	12,482	(7,575)	1,853	30,373	—	804	—
	$682,540	$267,112	$(91,289)	$12,875	$871,238	$1,782	$7,762	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS:20.5%
106		iShares Barclays 20+ Year Treasury Bond Fund	$12,745	1.0
732		iShares MSCI Emerging Markets Index Fund	25,986	2.0
1,067		iShares Russell 1000 Value Index Fund	117,274	9.0
226		iShares Russell 2000 Value Index Fund	25,954	2.0
726		iShares Russell Midcap Growth Index Fund	70,749	5.5
64		Vanguard S&P 500 ETF	12,954	1.0
		Total Exchange-Traded Funds (Cost $245,538)	265,662	20.5
MUTUAL FUNDS:79.3%
		Affiliated Investment Companies: 57.8%
8,212		Voya Corporate Leaders® 100 Fund - Class R6	155,608	11.9
2,300		Voya Floating Rate Fund - Class I	22,772	1.8
1,036		Voya Global Real Estate Fund - Class R6	19,302	1.5
3,583		Voya Intermediate Bond Fund - Class R6	35,655	2.8
10,927		Voya International Core Fund - Class I	97,360	7.5
4,036	@	Voya Large-Cap Growth Fund - Class R6	141,023	10.8
5,442		Voya Multi-Manager Emerging Markets Equity Fund - Class I	52,023	4.0
10,892		Voya Multi-Manager International Equity Fund - Class I	109,905	8.5
6,340		Voya Multi-Manager Mid Cap Value Fund - Class I	71,389	5.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
968		Voya Real Estate Fund - Class R6	$19,253	1.5
427	@	Voya SmallCap Opportunities Fund - Class R6	25,709	2.0
			749,999	57.8
		Unaffiliated Investment Companies: 21.5%
3,983	@	Credit Suisse Commodity Return Strategy Fund - Class I	19,796	1.5
3,901		TIAA-CREF International Equity Index Fund - Class I	64,723	5.0
7,777		TIAA-CREF S&P 500 Index Fund - Class I	194,033	15.0
			278,552	21.5
		Total Mutual Funds (Cost $987,641)	1,028,551	79.3
		Total Investments in Securities (Cost $1,233,179)	$1,294,213	99.8
		Assets in Excess of Other Liabilities	2,032	0.2
		Net Assets	$1,296,245	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,236,435.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$68,063
Gross Unrealized Depreciation	(10,285)
Net Unrealized Appreciation	$57,778

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$265,662	$—	$—	$265,662
Mutual Funds	1,028,551	—	—	1,028,551
Total Investments, at fair value	$1,294,213	$—	$—	$1,294,213

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of November 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$146,487	$17,912	$(17,309)	$8,518	$155,608	$—	$1,553	$—
Voya Floating Rate Fund - Class I	19,877	3,476	(732)	151	22,772	449	16	—
Voya Global Real Estate Fund - Class R6	16,700	4,655	(715)	(1,338)	19,302	244	20	—
Voya Intermediate Bond Fund - Class R6	47,944	8,612	(19,929)	(972)	35,655	720	550	—
Voya International Core Fund - Class I	83,488	17,250	(3,155)	(223)	97,360	—	(388)	—
Voya Large-Cap Growth Fund - Class R6	126,395	14,986	(2,464)	2,106	141,023	—	1,229	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,695	10,971	(5,338)	2,695	52,023	—	689	—
Voya Multi-Manager International Equity Fund - Class I	95,020	19,280	(1,860)	(2,535)	109,905	—	(73)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	62,065	14,644	(10,316)	4,996	71,389	—	1,214	—
Voya Real Estate Fund - Class R6	16,966	4,809	(1,413)	(1,109)	19,253	249	117	—
Voya SmallCap Opportunities Fund - Class R6	23,108	4,397	(3,797)	2,001	25,709	—	390	—
	$681,745	$120,992	$(67,028)	$14,290	$749,999	$1,662	$5,317	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS:20.8%
77		iShares Barclays 20+ Year Treasury Bond Fund	$9,258	0.7
706		iShares MSCI Emerging Markets Index Fund	25,063	2.0
1,086		iShares Russell 1000 Value Index Fund	119,363	9.6
218		iShares Russell 2000 Value Index Fund	25,035	2.0
700		iShares Russell Midcap Growth Index Fund	68,215	5.5
62		Vanguard S&P 500 ETF	12,549	1.0
		Total Exchange-Traded Funds (Cost $238,595)	259,483	20.8
MUTUAL FUNDS:79.1%
		Affiliated Investment Companies: 56.6%
7,909		Voya Corporate Leaders® 100 Fund - Class R6	149,876	11.9
998		Voya Global Real Estate Fund - Class R6	18,591	1.5
3,450		Voya Intermediate Bond Fund - Class R6	34,327	2.8
10,525		Voya International Core Fund - Class I	93,775	7.5
4,064	@	Voya Large-Cap Growth Fund - Class R6	142,000	11.4
5,238		Voya Multi-Manager Emerging Markets Equity Fund - Class I	50,076	4.0
10,492		Voya Multi-Manager International Equity Fund - Class I	105,861	8.5
6,098		Voya Multi-Manager Mid Cap Value Fund - Class I	68,667	5.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
933		Voya Real Estate Fund - Class R6	$18,544	1.5
411	@	Voya SmallCap Opportunities Fund - Class R6	24,722	2.0
			706,439	56.6
		Unaffiliated Investment Companies: 22.5%
3,840	@	Credit Suisse Commodity Return Strategy Fund - Class I	19,085	1.5
3,758		TIAA-CREF International Equity Index Fund - Class I	62,339	5.0
7,981		TIAA-CREF S&P 500 Index Fund - Class I	199,132	16.0
			280,556	22.5
		Total Mutual Funds (Cost $945,894)	986,995	79.1
		Total Investments in Securities (Cost $1,184,489)	$1,246,478	99.9
		Assets in Excess of Other Liabilities	1,513	0.1
		Net Assets	$1,247,991	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,186,669.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$68,661
Gross Unrealized Depreciation	(8,852)
Net Unrealized Appreciation	$59,809

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$259,483	$—	$—	$259,483
Mutual Funds	986,995	—	—	986,995
Total Investments, at fair value	$1,246,478	$—	$—	$1,246,478

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of November 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$144,380	$12,291	$(15,236)	$8,441	$149,876	$—	$1,298	$—
Voya Global Real Estate Fund - Class R6	16,451	3,853	(517)	(1,196)	18,591	231	17	—
Voya Intermediate Bond Fund - Class R6	47,284	6,664	(18,724)	(897)	34,327	691	527	—
Voya International Core Fund - Class I	82,255	14,053	(2,151)	(382)	93,775	—	(165)	—
Voya Large-Cap Growth Fund - Class R6	130,156	10,856	(1,628)	2,616	142,000	—	781	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,201	8,574	(4,400)	2,701	50,076	—	615	—
Voya Multi-Manager International Equity Fund - Class I	93,611	15,358	(680)	(2,428)	105,861	—	(16)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	61,548	11,801	(9,578)	4,896	68,667	—	1,162	—
Voya Real Estate Fund - Class R6	16,712	4,040	(1,199)	(1,009)	18,544	237	117	—
Voya SmallCap Opportunities Fund - Class R6	22,910	3,529	(3,706)	1,989	24,722	—	346	—
	$658,508	$91,019	$(57,819)	$14,731	$706,439	$1,159	$4,682	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS:20.8%
71		iShares Barclays 20+ Year Treasury Bond Fund	$8,537	0.7
655		iShares MSCI Emerging Markets Index Fund	23,252	2.0
1,008		iShares Russell 1000 Value Index Fund	110,789	9.6
202		iShares Russell 2000 Value Index Fund	23,198	2.0
649		iShares Russell Midcap Growth Index Fund	63,245	5.5
57		Vanguard S&P 500 ETF	11,537	1.0
		Total Exchange-Traded Funds (Cost $220,700)	240,558	20.8
MUTUAL FUNDS:79.1%
		Affiliated Investment Companies: 56.6%
7,346		Voya Corporate Leaders® 100 Fund - Class R6	139,205	12.0
927		Voya Global Real Estate Fund - Class R6	17,278	1.5
3,206		Voya Intermediate Bond Fund - Class R6	31,895	2.7
9,775		Voya International Core Fund - Class I	87,098	7.5
3,775	@	Voya Large-Cap Growth Fund - Class R6	131,887	11.4
4,869		Voya Multi-Manager Emerging Markets Equity Fund - Class I	46,552	4.0
9,744		Voya Multi-Manager International Equity Fund - Class I	98,317	8.5
5,672		Voya Multi-Manager Mid Cap Value Fund - Class I	63,865	5.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
867		Voya Real Estate Fund - Class R6	$17,241	1.5
382	@	Voya SmallCap Opportunities Fund - Class R6	22,984	2.0
			656,322	56.6
		Unaffiliated Investment Companies: 22.5%
3,557	@	Credit Suisse Commodity Return Strategy Fund - Class I	17,680	1.5
3,490		TIAA-CREF International Equity Index Fund - Class I	57,900	5.0
7,421		TIAA-CREF S&P 500 Index Fund - Class I	185,149	16.0
			260,729	22.5
		Total Mutual Funds (Cost $876,287)	917,051	79.1
		Total Investments in Securities (Cost $1,096,987)	$1,157,609	99.9
		Assets in Excess of Other Liabilities	1,333	0.1
		Net Assets	$1,158,942	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,097,246.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$65,260
Gross Unrealized Depreciation	(4,897)
Net Unrealized Appreciation	$60,363

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$240,558	$—	$—	$240,558
Mutual Funds	917,051	—	—	917,051
Total Investments, at fair value	$1,157,609	$—	$—	$1,157,609

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of November 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$140,056	$4,495	$(13,306)	$7,960	$139,205	$—	$1,239	$—
Voya Global Real Estate Fund - Class R6	15,966	2,777	(388)	(1,077)	17,278	225	24	—
Voya Intermediate Bond Fund - Class R6	45,839	3,982	(17,203)	(723)	31,895	646	487	—
Voya International Core Fund - Class I	79,825	7,713	(44)	(396)	87,098	—	1	—
Voya Large-Cap Growth Fund - Class R6	126,339	4,109	(1,851)	3,290	131,887	—	29	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	41,777	2,869	(1,227)	3,133	46,552	—	107	—
Voya Multi-Manager International Equity Fund - Class I	90,848	9,712	(48)	(2,195)	98,317	—	1	—
Voya Multi-Manager Mid Cap Value Fund - Class I	59,340	5,446	(5,752)	4,831	63,865	—	838	—
Voya Real Estate Fund - Class R6	16,221	2,923	(1,061)	(842)	17,241	225	113	—
Voya SmallCap Opportunities Fund - Class R6	22,094	1,430	(2,492)	1,952	22,984	—	307	—
	$638,305	$45,456	$(43,372)	$15,933	$656,322	$1,096	$3,146	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, after an initial period, the Board of Trustees (the “Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund (collectively, the “Funds”), as such term is defined under the 1940 Act (the “Independent Trustees”), must annually review and approve the Funds’ existing investment management and sub-advisory contracts. At a meeting held on October 18, 2016, the Board, including a majority of the Independent Trustees, considered whether to renew and approve the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (“Adviser”) and the Funds, and the sub-advisory contracts (“Sub-Advisory Contracts”) with the sub-adviser to each Fund (the “Sub-Adviser”) effective through November 30, 2016. Consideration by the Board at its October 18, 2016 meeting of whether to renew the Management and Sub-Advisory Contracts effective through November 30, 2016 was deemed prudent because the prior approval of the Contracts was set to expire on November 17, 2016 (the same date of the Board’s meeting to discuss the annual renewal/approval). In addition, at a meeting held on November 17, 2016, the Board, including a majority of the Independent Trustees, considered whether to renew and approve the Management and Sub-Advisory Contracts effective through November 30, 2017.
In addition to the Board meetings on October 18, 2016 and November 17, 2016, the Independent Trustees also held separate meetings outside the presence of Management on October 18, 2016, and November 15, 2016, to consider the renewal of the Management and Sub-Advisory Contracts. As a result, subsequent references herein to factors considered and determinations made by the Independent Trustees and/or the Board include, as applicable, factors considered and determinations made at those meetings by the Independent Trustees.
At its October 18, 2016 meeting, the Board, including the Independent Trustees, voted to renew the Management and Sub-Advisory Contracts for the Funds effective through November 30, 2016. At its November 17, 2016 meeting, the Board, including the Independent Trustees, voted to renew the Management and Sub-Advisory Contracts for the Funds effective through November 30, 2017. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and the Board’s committees, as well as information prepared specifically in connection with the annual renewal or approval process. Determinations by the Independent Trustees also took into account various factors that they believed, in light of the legal advice furnished to them by K&L Gates LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Board considered at the same meetings the investment management contracts and sub-advisory contracts that were subject to renewal for the investment companies in the Voya family of funds (“Voya funds”), the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
Provided below is an overview of the Board’s contract approval process in general, as well as a discussion of certain specific factors that the Board considered at its renewal meetings. While the Board gave its attention to the information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to renew the Management and Sub-Advisory Contracts. Each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.
The Board, in considering the Management and Sub-Advisory Contracts, was cognizant that shareholders of each Fund have a broad range of investment options available to them and that, based upon their opportunity to review and weigh the disclosure provided by the Fund, have chosen the Fund as an investment.
Overview of the Contract Renewal and Approval Process
The Board follows a structured process pursuant to which it seeks, considers, reviews and analyzes relevant information when it decides whether to approve new or existing investment management and sub-advisory arrangements for Voya funds, including the Funds’ existing Management and Sub-Advisory Contracts (the “Contract Review Process”).
The Contract Review Process has evolved as the Board’s membership has changed through periodic retirements of some Trustees and the appointment and election of new Trustees. In addition, the Independent Trustees have

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

reviewed and refined the renewal and approval process at least annually in order to make revised requests for information from Management and address certain unique characteristics related to new or existing Voya funds.
The Board has established (among other committees) three Investment Review Committees (each, an “IRC”) and a Contracts Committee. Among other matters, the Contracts Committee provides oversight with respect to the contracts renewal and approval process, and each Fund is assigned to an IRC, which provides ongoing oversight regarding, among other matters, the investment performance of the Adviser and Sub-Adviser, as well as the oversight by the Adviser of the performance of the Sub-Adviser. The IRCs will typically apply a heightened level of scrutiny in cases where performance has lagged a Fund’s relevant benchmark and/or Morningstar, Inc. (“Morningstar”) category average and/or median, as applicable. The Board and/or IRCs may also apply a heightened level of scrutiny in cases where a Fund’s performance has lagged its Selected Peer Group (defined below).
The type and format of the information provided to the Board or to legal counsel for the Independent Trustees in connection with the Contract Review Process has been codified in a 15(c) methodology guide for the Voya funds (“15(c) Methodology Guide”). This 15(c) Methodology Guide was developed by the Independent Trustees and sets out a blueprint pursuant to which the Independent Trustees request, and Management provides, certain information that the Independent Trustees deem important to facilitate an informed review in connection with initial and annual approvals of investment management and sub-advisory contracts. Among other actions, the Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Independent Trustees in developing and determining a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on each Fund’s particular attributes, such as fund type and scale, Morningstar category and sales channels and structure. The Independent Trustees review, evaluate and update the 15(c) Methodology Guide at least annually.
Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Trustees’ review of investment management and sub-advisory arrangements (including the Funds’ Management and Sub-Advisory Contracts). The Independent Trustees have periodically retained an independent firm to test and verify the accuracy of certain FACT sheet data for a representative sample of the Voya funds. In addition, the Contracts Committee routinely employs the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and Selected Peer Groups to be used by the Funds for certain comparison purposes during the renewal process. As part of an ongoing process, the Contracts Committee recommends and considers recommendations from Management for refinements to the 15(c) Methodology Guide and other aspects of the review process, and the Board’s IRCs review benchmarks and peer groups used to assess the performance of the Voya funds.
The Board employed its process for reviewing contracts when considering the renewals of the Funds’ Management and Sub-Advisory Contracts at its October 18, 2016 and November 17, 2016 meetings that would be effective through November 30, 2016 and November 30, 2017, respectively. Set forth below is a discussion of many of the Board’s primary considerations and conclusions resulting from this process.
Nature, Extent and Quality of Service
In determining whether to approve the Management and Sub-Advisory Contracts, the Independent Trustees received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Adviser. This included information regarding the Adviser and Sub-Adviser provided throughout the year at regular meetings of the Board and its committees, as well as information furnished in connection with the contract renewal meetings.
The Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for the Funds. In addition, the Adviser provides administrative services reasonably necessary for the operation of the Fund. The Adviser conducts day-to-day oversight of the Funds’ operations and risks but may delegate certain management responsibilities to one or more sub-advisers. Also, the Adviser oversees various other service providers, which may include, among others, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to the Funds.
The materials requested by the Independent Trustees and provided to the Board, K&L Gates and/or independent consultants that assisted the Independent Trustees prior to the October 18, 2016 and November 17, 2016 Board meetings included, among other information, the following items for each Fund: (1) FACT sheets that provided information regarding the performance and expenses of the Fund and other similarly managed funds in its Selected

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Peer Group, as well as information regarding the Fund’s investment portfolio, objective and strategies; (2) reports providing risk and attribution analyses of the Fund; (3) the 15(c) Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which each Fund’s Selected Peer Group was selected and how profitability was determined; (4) responses from the Adviser and Sub-Adviser to the Funds to a series of questions posed by K&L Gates on behalf of the Independent Trustees; (5) copies of the forms of Management and Sub-Advisory Contracts; (6) copies of the Forms ADV for the Adviser and Sub-Adviser; (7) financial statements for the Adviser and Sub-Adviser; (8) a draft of a narrative summary addressing key factors the Board customarily considers in evaluating the Management and Sub-Advisory Contracts for the Voya funds’ (including the Fund’s) investment management and sub-advisory contracts, including a written analysis for the Fund of how performance, fees and expenses compare to its Selected Peer Group and/or designated benchmark(s); (9) independent analyses of Fund performance by the Trust’s Chief Investment Risk Officer, who leads the Adviser’s Investment Risk Management Department (“IRMD”); (10) information regarding net asset flows into and out of the Fund; and (11) other information relevant to the Board’s evaluations.
For each Fund, Class A shares were used for purposes of certain comparisons between the Fund and its Selected Peer Group. Class A shares generally were selected so that a Fund’s share class with the longest performance history was compared to the analogous class of shares for each fund in its Selected Peer Group. The mutual funds included in the Funds’ Selected Peer Groups were selected based upon criteria designed to represent the Fund share class being compared to the Selected Peer Groups.
In arriving at its conclusions with respect to the Management Contracts, the Board was mindful of the “manager-of-managers” platform of the Voya funds that has been developed by the Adviser. The Board recognized that the Adviser is responsible for monitoring the investment program, performance, developments and ongoing operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the applicable Funds and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was advised that to assist in the selection and monitoring of the Sub-Adviser, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with the
Sub-Adviser and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the Sub-Adviser and the Funds that it manages. The Board recognized that MR&S also typically provides in-person reports to the IRCs at their meetings prior to any Sub-Adviser presentations. In addition, the Board noted that MR&S prepares periodic due diligence reports regarding the Sub-Adviser based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the Sub-Adviser’s investment process and to try to identify issues that may be relevant to the Sub-Adviser’s services to a Fund and/or its performance. The Board also noted that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board noted the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment of the investment performance of the Funds on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and the IRMD staff members, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya funds.
The Board also considered the techniques that the Adviser has developed to screen and perform due diligence on new sub-advisers if and when the Adviser recommends to the Board a new sub-adviser to manage a Fund in the Voya funds.
The Board also considered that in the course of monitoring performance of the Sub-Adviser, MR&S has developed, based on guidance from the IRCs, a methodology for comparing performance of each Fund to its Morningstar category average and/or median and primary benchmark. The Board also recognized that MR&S provides the IRCs with regular updates on the Funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding the Sub-Adviser and contemplated that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.
The Board considered that the Funds also benefit from the services of the IRMD, under the leadership of the Chief Investment Risk Officer, the costs of which are shared by

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying trends in Fund performance and other areas over consecutive periods. The Board noted that the services provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S.
The Board also considered the techniques used by the Adviser to monitor the performance of the Sub-Adviser and the proactive approach that the Adviser, working in cooperation with the IRCs, has taken to advocate or recommend, when it believed appropriate, changes designed to assist in improving the Funds’ performance.
In considering the Funds’ Management Contracts, the Board also considered the extent of benefits provided to the Funds’ shareholders, beyond investment management services, from being part of the Voya funds. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among Voya funds available on a product platform, and the wide range of Voya funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with certain of the Voya funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the Voya funds more balanced and efficient by the launch of new investment products and the combinations of similar funds.
Further, the Board received periodic reports showing that the investment policies and restrictions for each Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and Sub-Adviser personnel with codes of ethics. The Board considered reports throughout the year and also in connection with the Board’s consideration of the Management and Sub-Advisory Contracts from the Trust’s Chief Compliance Officer (“CCO”) evaluating whether the regulatory compliance systems and procedures of the Adviser and each Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws. The Board also took into account the CCO’s annual and periodic reports and recommendations with respect to service provider compliance programs. In this regard, the Board also considered the policies and procedures developed by the CCO in consultation with the Board’s Compliance Committee that guide the CCO’s compliance oversight function.
The Board requested and considered information regarding the staffing of each Fund’s portfolio management team. The Board took into account the respective resources and reputations of the Adviser and Sub-Adviser, and evaluated the compensation arrangements for each Fund’s portfolio management team. The Board also considered the adequacy of the resources committed to the Funds (and other relevant funds in the Voya funds) by the Adviser and Sub-Adviser, and whether those resources are commensurate with the needs of the Funds and are sufficient to provide high-quality services to the Funds. The Board also considered the financial stability of the Adviser and the Sub-Adviser.
Based on their deliberations and the materials presented to them, the Board concluded that the investment management and related services provided by the Adviser and each Sub-Adviser are appropriate in light of the Funds’ operations, the competitive landscape of the investment company business, and investor needs, and that the nature, extent and quality of the overall services provided by the Adviser and each Sub-Adviser were appropriate.
Fund Performance
In assessing investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund. The Board considered the performance reports and analyses from MR&S and IRMD and discussions with portfolio managers at Board and committee meetings during the year. The Board also paid particular attention in assessing performance to the FACT sheets furnished in connection with the renewal and approval process. The FACT sheets prepared for each Fund included its investment performance compared to the Fund’s Morningstar category average and/or median, Selected Peer Group and primary benchmark. The FACT sheet performance data was as of March 31, 2016.
In addition, the Board also considered at its October 18, 2016 and November 17, 2016 meetings certain additional data regarding performance and Fund asset levels as of August 31, 2016 and September 30, 2016, respectively. The Board’s findings specific to each Fund’s performance are discussed under “Fund-by-Fund Analysis” below.
Economies of Scale
When evaluating the reasonableness of advisory fee rates, the Board also considered whether economies of scale likely will be realized by the Adviser and Sub-Adviser as a Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board also considered that while the Funds do not have

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

advisory fee breakpoints, they do have fee waiver or expense reimbursement arrangements. In this connection, the Board considered the extent to which economies of scale could be realized through such fee waivers, expense reimbursements or other expense reductions. In evaluating economies of scale, the Independent Trustees also considered prior periodic management reports, industry information on this topic and the Funds’ investment performance.
Information Regarding Services to Other Clients
The Board requested and considered information regarding the nature of services and fee rates offered by the Adviser and Sub-Adviser to other clients, including other registered investment companies and relevant institutional accounts. When fee rates offered to other clients differed materially from those charged to a Fund, the Board considered any underlying rationale provided by the Adviser or the Sub-Adviser for these differences. The Board also noted that the fee rates charged to the Funds and other institutional clients of the Adviser or Sub-Adviser (including other investment companies) may differ materially due to, among other reasons, as applicable: differences in services; different regulatory requirements associated with registered investment companies, such as the Funds, as compared to non-registered investment company clients; market differences in fee rates that existed when a Fund first was organized; differences in the original sponsors of Funds that now are managed by the Adviser; investment capacity constraints that existed when certain contracts were first agreed upon or that might exist at present; and different pricing structures that are necessary to be competitive in different marketing channels.
Fee Rates, Profitability and Fall-out Benefits
The Board reviewed and considered each contractual management fee rate payable by each Fund to the Adviser. The Board also considered the contractual sub-advisory fee rate payable by the Adviser to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual management fees that are paid to each Sub-Adviser, as compared to the portion retained by the Adviser. In addition, the Board considered fee waivers and expense limitations applicable to the fees payable by the Funds, including the Adviser’s agreement to extend each such fee waiver and expense limitation agreement and not to terminate such agreement without prior approval of the Board.
The Board requested information regarding and considered: (1) the fee rate structure of each Fund as it relates to the services provided under the contracts; and (2) the potential fall-out benefits to the Adviser and the
Sub-Adviser and their respective affiliates from their association with the Funds. For each Fund, the Board separately determined that the fees payable to the Adviser and the fee rate payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits realized by the Adviser and the Sub-Adviser, which was prepared by Management in accordance with the methodology (including related assumptions) specified in the 15(c) Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to a Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to each Sub-Adviser. In addition, the Board considered information that it requested and that was provided by Management with respect to the profitability of service providers affiliated with the Adviser. The Board also considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each Fund both with and without the profitability of the distributor of the Funds and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties for distribution services.
Although the 15(c) Methodology Guide establishes certain standards for profit calculation, the Board recognized that profitability analysis on a client-by-client basis is not an exact science and there is no uniform methodology within the asset management industry for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Adviser and Management or capture their entrepreneurial risk associated with offering and managing a mutual fund complex in the current regulatory and market environment. In addition, the Board recognized that the use of different reasonable methodologies for purposes of calculating profit data can give rise to dramatically different profit and loss results.
In considering the Management and Sub-Advisory Contracts, the Board noted that, at the request of the Board, the Adviser has from time to time agreed to implement remedial actions regarding certain Voya funds. These remedial actions have included, among others: reductions in fee rates or adjustments to expense limitation and waiver arrangements; changes in Sub-Adviser or portfolio managers; and strategy modifications.

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In making its determinations, the Board based its conclusions as to the reasonableness of the management and sub-advisory fees of the Adviser and each Sub-Adviser primarily on the factors described for each Fund below.
Fund-by-Fund Analysis
The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its October 18, 2016 and November 17, 2016 meetings in relation to approving each Fund’s Management and Sub-Advisory Contracts. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category median and/or average, as well as its primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. With respect to Morningstar quintile rankings, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. Each Fund’s management fee rates and expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.
Voya Target In-Retirement Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target In-Retirement Fund (formerly, Voya In-Retirement Fund), the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which it underperformed; (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it outperformed; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the three-year period, the second quintile for the one-year period, and the fourth quintile for the year-to-date period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses (“AFFE”), is above the median and the average of the funds in its Selected Peer Group, and the expense ratio for the Fund, not inclusive of AFFE, is above the median and the average of the expense ratios of the funds in its Selected Peer Group.
In analyzing the fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) Management’s representations regarding the competitiveness of the Fund’s management fee and expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2020 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2020 Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which is underperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the three-year period, the second quintile for the one-year period, and the third quintile for the year-to-date period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average of the funds in its Selected Peer Group, and the expense ratio for the

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund, not inclusive of AFFE, is above the median and the average of the expense ratios of the funds in its Selected Peer Group.
In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) Management’s representations regarding the competitiveness of the Fund’s management fee and expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2025 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2025 Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which is underperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, the third quintile for the one-year period, and the fourth quintile for the year-to-date period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average of the funds in its Selected Peer Group, and the expense ratio for the
Fund, not inclusive of AFFE, is below the median and the average of the expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2030 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2030 Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which it underperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the three-year period, the third quintile for the one-year period, and the fourth quintile for the year-to-date period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average of the funds in its Selected Peer Group, and the expense ratio for the Fund, not inclusive of AFFE, is above the median and the average of the expense ratios of the funds in its Selected Peer Group.
In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

(2) Management’s representations regarding the competitiveness of the Fund’s management fee and expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2035 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2035 Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund underperformed its Morningstar category average for all periods presented, with the exception of the three-year period, during which it outperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, the third quintile for the one-year period, and the fourth quintile for the year-to-date period.
In analyzing this performance data, the Board took into account Management’s representations regarding the Fund’s competitiveness for certain periods.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average of the funds in its Selected Peer Group, and the expense ratio for the Fund, not inclusive of AFFE, is above the median and below the average of the expense ratios of the funds in its Selected Peer Group.
In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) Management’s representations regarding the competitiveness of the Fund’s management fee.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2040 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2040 Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which is underperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, the third quintile for the one-year period, and the fourth quintile for the year-to-date period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average of the funds in its Selected Peer Group, and the expense ratio for the Fund, not inclusive of AFFE, is equal to the median and below the average of the expense ratios of the funds in its Selected Peer Group.

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) Management’s representations regarding the competitiveness of the Fund’s management fee.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2045 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2045 Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which is underperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the three-year period, the third quintile for the one-year period, and the fourth quintile for the year-to-date period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average of the funds in its Selected Peer Group, and the expense ratio for the Fund, not inclusive of AFFE, is above the median and the average of the expense ratios of the funds in its Selected Peer Group.
In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) Management’s representations regarding the competitiveness of the Fund’s management fee and expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2050 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2050 Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which is underperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, and the third quintile for the year-to-date and one-year periods.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average of the funds in its Selected Peer Group, and the expense ratio for the Fund, not inclusive of AFFE, is above the median and the average of the expense ratios of the funds in its Selected Peer Group.

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) Management’s representations regarding the competitiveness of the Fund’s management fee and expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2055 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2055 Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which is underperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, the third quintile for the one-year period, and the fourth quintile for the year-to-date period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average of the funds in its Selected Peer Group, and the expense ratio for the Fund, not inclusive of AFFE, is above the median and the average of the expense ratios of the funds in its Selected Peer Group.
In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) Management’s representations regarding the competitiveness of the Fund’s expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2060 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2060 Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund underperformed its Morningstar category average for the year-to-date period; (2) the Fund underperformed its primary benchmark for the year-to-date period; and (3) the Fund is ranked in the fourth quintile of its Morningstar category for the year-to-date period.
In analyzing this performance data, the Board took into account: (1) that the Fund commenced operations in October 2015 and therefore the Fund had a limited operating history for the purpose of analyzing its performance; (2) Management’s expectation that longer-term performance will improve; and (3) Management would continue to monitor, and the Board or its Investment Review Committee would periodically review, the Fund’s performance.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

(“AFFE”), is below the median and the average of the funds in its Selected Peer Group, and the expense ratio for the Fund, not inclusive of AFFE, is above the median and the average of the expense ratios of the funds in its Selected Peer Group.
In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) Management’s representations regarding the competitiveness of the Fund’s expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) taking into account that the Fund commenced operation in October 2015, and therefore had a limited operating history for the purpose of analyzing the Fund’s performance, it is reasonable to permit the Fund time to establish a longer performance record for the purpose of evaluating investment performance; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
169172          (1116-012417)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 6, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 6, 2017